UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 09525
Rydex Dynamic Funds
(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
J U N E 3 0 , 2 0 1 1 R Y D E X D Y N A M I C F U N D S S E M I — A N N U A L R E P O R T DOMESTIC EQUITY FUNDS S&P 500 2x STRATEGY FUND INVERSE S&P 500 2x STRATEGY FUND NASDAQ-100® 2x STRATEGY FUND INVERSE NASDAQ-100® 2x STRATEGY FUND DOW 2x STRATEGY FUND INVERSE DOW 2x STRATEGY FUND RUSSELL 2000® 2x STRATEGY FUND INVERSE RUSSELL 2000® 2x STRATEGY FUND

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Distributed by Rydex Distributors, LLC.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

S&P 500 2x STRATEGY FUND	8

INVERSE S&P 500 2x STRATEGY FUND	19

NASDAQ-100® 2x STRATEGY FUND	25

INVERSE NASDAQ-100® 2x STRATEGY FUND	32

DOW 2x STRATEGY FUND	38

INVERSE DOW 2x STRATEGY FUND	45

RUSSELL 2000® 2x STRATEGY FUND	51

INVERSE RUSSELL 2000® 2x STRATEGY FUND	77

NOTES TO FINANCIAL STATEMENTS	83
OTHER INFORMATION	90

RYDEX | SGI PRIVACY POLICIES	91

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	92
the RYDEX | SGI dynamic funds semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market,
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LETTER TO OUR SHAREHOLDERS (concluded)
continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year. At Rydex | SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,

Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex | SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
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A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%— in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
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ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
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ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
S&P 500 2x Strategy Fund
A-Class	1.85%	9.78%	$1,000.00	$1,097.80	$9.62
C-Class	2.60%	9.38%	1,000.00	1,093.84	13.50
H-Class	1.85%	9.78%	1,000.00	1,097.77	9.62
Inverse S&P 500 2x Strategy Fund
A-Class	1.85%	(14.11%)	1,000.00	858.93	8.53
C-Class	2.60%	(14.31%)	1,000.00	856.95	11.97
H-Class	1.85%	(14.03%)	1,000.00	859.74	8.53
NASDAQ-100® 2x Strategy Fund
A-Class	1.88%	8.07%	1,000.00	1,080.68	9.70
C-Class	2.63%	7.66%	1,000.00	1,076.64	13.54
H-Class	1.88%	8.07%	1,000.00	1,080.70	9.70
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.88%	(13.71%)	1,000.00	862.92	8.69
C-Class	2.63%	(13.56%)	1,000.00	864.41	12.15
H-Class	1.88%	(13.51%)	1,000.00	864.86	8.69
Dow 2x Strategy Fund
A-Class	1.88%	14.85%	1,000.00	1,148.50	10.01
C-Class	2.63%	14.46%	1,000.00	1,144.60	13.98
H-Class	1.88%	14.87%	1,000.00	1,148.70	10.02
Inverse Dow 2x Strategy Fund
A-Class	1.87%	(18.01%)	1,000.00	819.90	8.44
C-Class	2.62%	(18.42%)	1,000.00	815.80	11.80
H-Class	1.87%	(17.99%)	1,000.00	820.10	8.44
Russell 2000® 2x Strategy Fund
A-Class	1.87%	10.24%	1,000.00	1,102.44	9.75
C-Class	2.62%	9.92%	1,000.00	1,099.21	13.64
H-Class	1.87%	10.23%	1,000.00	1,102.26	9.75
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.87%	(16.80%)	1,000.00	831.97	8.49
C-Class	2.62%	(17.00%)	1,000.00	830.00	11.89
H-Class	1.87%	(16.90%)	1,000.00	831.04	8.49
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ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.85%	5.00%	$1,000.00	$1,015.62	$9.25
C-Class	2.60%	5.00%	1,000.00	1,011.90	12.97
H-Class	1.85%	5.00%	1,000.00	1,015.62	9.25
Inverse S&P 500 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.62	9.25
C-Class	2.60%	5.00%	1,000.00	1,011.90	12.97
H-Class	1.85%	5.00%	1,000.00	1,015.62	9.25
NASDAQ-100® 2x Strategy Fund
A-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
C-Class	2.63%	5.00%	1,000.00	1,011.75	13.12
H-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.88%	5.00%	1,000.00	1,011.75	9.39
C-Class	2.63%	5.00%	1,000.00	1,015.47	13.12
H-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
Dow 2x Strategy Fund
A-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
C-Class	2.63%	5.00%	1,000.00	1,011.75	13.12
H-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
Inverse Dow 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.52	9.35
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.87%	5.00%	1,000.00	1,015.52	9.35
Russell 2000® 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.52	9.35
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.87%	5.00%	1,000.00	1,015.52	9.35
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.52	9.35
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.87%	5.00%	1,000.00	1,015.52	9.35

[1]	Annualized.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
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FUND PROFILE (Unaudited)	June 30, 2011
S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	2.1%
Apple, Inc.	1.6%
International Business Machines Corp.	1.1%
Chevron Corp.	1.1%
General Electric Co.	1.1%
Microsoft Corp.	1.0%
AT&T, Inc.	1.0%
Johnson & Johnson	1.0%
Procter & Gamble Co.	0.9%
Pfizer, Inc.	0.9%

Top Ten Total	11.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
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SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 63.1%

INFORMATION TECHNOLOGY - 11.2%
Apple, Inc.*	7,470	$2,507,455
International Business Machines Corp.	9,790	1,679,474
Microsoft Corp.	59,970	1,559,220
Oracle Corp.	31,490	1,036,336
Google, Inc. — Class A*	2,030	1,027,951
Intel Corp.	42,840	949,334
Qualcomm, Inc.	13,490	766,097
Cisco Systems, Inc.	44,450	693,865
Hewlett-Packard Co.	16,760	610,064
EMC Corp.*	16,630	458,156
Visa, Inc. — Class A	3,870	326,086
Texas Instruments, Inc.	9,380	307,945
eBay, Inc.*	9,230	297,852
Corning, Inc.	12,690	230,324
Mastercard, Inc. — Class A	760	229,018
Dell, Inc.*	13,270	221,211
Automatic Data Processing, Inc.	4,040	212,827
Cognizant Technology Solutions Corp. — Class A*	2,458	180,270
Yahoo!, Inc.*	10,527	158,326
NetApp, Inc.*	2,966	156,545
Salesforce.com, Inc.*	970	144,511
Applied Materials, Inc.	10,650	138,556
Juniper Networks, Inc.*	4,310	135,765
Broadcom Corp. — Class A	3,860	129,850
Adobe Systems, Inc.*	4,080	128,316
Motorola Solutions, Inc.*	2,740	126,150
Citrix Systems, Inc.*	1,520	121,600
Symantec Corp.*	6,110	120,489
Altera Corp.	2,599	120,464
Xerox Corp.	11,322	117,862
Intuit, Inc.*	2,210	114,611
Western Union Co.	5,110	102,353
Analog Devices, Inc.	2,420	94,719
Teradata Corp.*	1,360	81,872
SanDisk Corp.*	1,930	80,095
Paychex, Inc.	2,600	79,872
Xilinx, Inc.	2,150	78,411
BMC Software, Inc.*	1,430	78,221
NVIDIA Corp.*	4,849	77,269
Amphenol Corp. — Class A	1,417	76,504
F5 Networks, Inc.*	660	72,765
Fiserv, Inc.*	1,160	72,651
Autodesk, Inc.*	1,870	72,182
Red Hat, Inc.*	1,560	71,604
CA, Inc.	3,070	70,119
Western Digital Corp.*	1,880	68,394
Fidelity National Information Services, Inc.	2,170	66,814
Electronic Arts, Inc.*	2,690	63,484
Linear Technology Corp.	1,840	60,757
Microchip Technology, Inc.	1,536	58,230
KLA-Tencor Corp.	1,360	55,053
Motorola Mobility Holdings, Inc.*	2,376	52,367
Micron Technology, Inc.*	6,960	52,061
National Semiconductor Corp.	1,951	48,014
Akamai Technologies, Inc.*	1,510	47,520
Computer Sciences Corp.	1,250	47,450
Harris Corp.	1,030	46,412
VeriSign, Inc.	1,360	45,506
FLIR Systems, Inc.	1,290	43,486
SAIC, Inc.*	2,250	37,845
LSI Corp.*	4,890	34,817
Advanced Micro Devices, Inc.*	4,670	32,643
Jabil Circuit, Inc.	1,591	32,138
JDS Uniphase Corp.*	1,830	30,488
Molex, Inc.	1,121	28,888
Novellus Systems, Inc.*	720	26,021
Total System Services, Inc.	1,310	24,340
Teradyne, Inc.*	1,500	22,200
Lexmark International, Inc. —Class A*	640	18,726
Compuware Corp.*	1,760	17,178
MEMC Electronic Materials, Inc.*	1,860	15,866
Monster Worldwide, Inc.*	1,040	15,246
Tellabs, Inc.	2,940	13,553

Total Information Technology		17,220,664

FINANCIALS - 9.5%
JPMorgan Chase & Co.	32,110	1,314,583
Wells Fargo & Co.	42,742	1,199,340
Berkshire Hathaway, Inc. —Class B*	13,990	1,082,686
Citigroup, Inc.	23,600	982,704
Bank of America Corp.	81,880	897,405
Goldman Sachs Group, Inc.	4,180	556,316
American Express Co.	8,450	436,865
U.S. Bancorp	15,573	397,267
MetLife, Inc.	8,540	374,650
Morgan Stanley	12,480	287,165
Simon Property Group, Inc.	2,370	275,465
Bank of New York Mellon Corp.	10,035	257,097
PNC Financial Services Group, Inc.	4,250	253,342
Prudential Financial, Inc.	3,940	250,545
Travelers Companies, Inc.	3,380	197,324
Capital One Financial Corp.	3,710	191,696
State Street Corp.	4,070	183,516
ACE Ltd.	2,730	179,689
Aflac, Inc.	3,780	176,450
CME Group, Inc. — Class A	540	157,459
Franklin Resources, Inc.	1,170	153,609
BB&T Corp.	5,630	151,109
BlackRock, Inc. — Class A	780	149,612
Chubb Corp.	2,360	147,760
Equity Residential	2,380	142,800

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report| 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Marsh & McLennan Companies, Inc.	4,426	$138,047
AON Corp.	2,670	136,971
Charles Schwab Corp.	8,088	133,048
ProLogis, Inc.	3,670	131,533
Allstate Corp.	4,230	129,142
Public Storage	1,130	128,831
T. Rowe Price Group, Inc.	2,100	126,714
Boston Properties, Inc.	1,180	125,269
Vornado Realty Trust	1,330	123,929
HCP, Inc.	3,280	120,343
Discover Financial Services	4,410	117,967
Ameriprise Financial, Inc.	1,960	113,053
Progressive Corp.	5,280	112,886
SunTrust Banks, Inc.	4,337	111,895
Loews Corp.	2,510	105,646
American International Group, Inc.*	3,530	103,500
Weyerhaeuser Co.	4,353	95,157
Hartford Financial Services Group, Inc.	3,600	94,932
Fifth Third Bancorp	7,420	94,605
Host Hotels & Resorts, Inc.	5,538	93,869
AvalonBay Communities, Inc.	710	91,164
Northern Trust Corp.	1,950	89,622
M&T Bank Corp.	1,010	88,829
Invesco Ltd.	3,730	87,282
Principal Financial Group, Inc.	2,600	79,092
Health Care REIT, Inc.	1,430	74,975
IntercontinentalExchange, Inc.*	590	73,579
NYSE Euronext	2,120	72,652
Lincoln National Corp.	2,530	72,080
SLM Corp.	4,260	71,611
Ventas, Inc.	1,320	69,577
KeyCorp	7,680	63,974
Unum Group	2,490	63,445
Regions Financial Corp.	10,150	62,930
Kimco Realty Corp.	3,293	61,381
Moody’s Corp.	1,600	61,360
CB Richard Ellis Group, Inc. — Class A*	2,360	59,260
XL Group plc — Class A	2,500	54,950
Leucadia National Corp.	1,600	54,560
Plum Creek Timber Company, Inc.	1,310	53,107
Comerica, Inc.	1,430	49,435
Huntington Bancshares, Inc.	6,980	45,789
People’s United Financial, Inc.	3,040	40,858
Genworth Financial, Inc. — Class A*	3,956	40,668
Legg Mason, Inc.	1,200	39,312
Torchmark Corp.	610	39,125
Cincinnati Financial Corp.	1,320	38,518
Zions Bancorporation	1,493	35,847
Hudson City Bancorp, Inc.	4,260	34,889
Marshall & Ilsley Corp.	4,280	34,112
NASDAQ OMX Group, Inc.*	1,210	30,613
Assurant, Inc.	780	28,291
E*Trade Financial Corp.*	2,030	28,014
Apartment Investment & Management Co. — Class A	970	24,764
First Horizon National Corp.	2,130	20,320
Federated Investors, Inc. —Class B	746	17,785
Janus Capital Group, Inc.	1,505	14,207
Validus Holdings, Ltd.	4	124

Total Financials		14,701,892

ENERGY - 8.0%
Exxon Mobil Corp.	39,810	3,239,738
Chevron Corp.	16,240	1,670,122
Schlumberger Ltd.	10,970	947,808
ConocoPhillips	11,420	858,670
Occidental Petroleum Corp.	6,566	683,127
Apache Corp.	3,100	382,509
Halliburton Co.	7,390	376,890
Anadarko Petroleum Corp.	4,020	308,575
Marathon Oil Corp.	5,748	302,805
Devon Energy Corp.	3,420	269,530
National Oilwell Varco, Inc.	3,420	267,478
Baker Hughes, Inc.	3,510	254,686
EOG Resources, Inc.	2,170	226,873
Hess Corp.	2,440	182,414
Chesapeake Energy Corp.	5,310	157,654
Spectra Energy Corp.	5,250	143,902
Williams Companies, Inc.	4,750	143,687
Peabody Energy Corp.	2,189	128,954
Noble Energy, Inc.	1,430	128,171
El Paso Corp.	6,210	125,442
Southwestern Energy Co.*	2,810	120,493
Valero Energy Corp.	4,610	117,878
Murphy Oil Corp.	1,560	102,429
Cameron International Corp.*	1,980	99,574
Consol Energy, Inc.	1,830	88,718
FMC Technologies, Inc.*	1,940	86,893
Pioneer Natural Resources Co.	940	84,196
Alpha Natural Resources, Inc.*	1,827	83,019
Noble Corp.	2,040	80,396
Newfield Exploration Co.*	1,070	72,781
Range Resources Corp.	1,296	71,928
Denbury Resources, Inc.*	3,210	64,200
EQT Corp.	1,210	63,549
QEP Resources, Inc.	1,430	59,817
Nabors Industries Ltd.*	2,317	57,091
Helmerich & Payne, Inc.	860	56,863
Cabot Oil & Gas Corp.	840	55,700
Sunoco, Inc.	980	40,876
Rowan Companies, Inc.*	1,028	39,897
Diamond Offshore Drilling, Inc.	560	39,430
Tesoro Corp.*	1,160	26,576
Kinder Morgan, Inc.	5	144

Total Energy		12,311,483

10 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS(Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

HEALTH CARE - 7.4%
Johnson & Johnson	22,150	$1,473,418
Pfizer, Inc.	63,850	1,315,310
Merck & Company, Inc.	24,940	880,133
Abbott Laboratories	12,560	660,907
UnitedHealth Group, Inc.	8,760	451,841
Amgen, Inc.*	7,510	438,208
Bristol-Myers Squibb Co.	13,790	399,358
Medtronic, Inc.	8,640	332,899
Eli Lilly & Co.	8,230	308,872
Baxter International, Inc.	4,610	275,171
Gilead Sciences, Inc.*	6,360	263,368
WellPoint, Inc.	2,970	233,947
Express Scripts, Inc. — Class A*	4,279	230,980
Celgene Corp.*	3,740	225,597
Covidien plc	4,010	213,452
Biogen Idec, Inc.*	1,950	208,494
Allergan, Inc.	2,460	204,795
Thermo Fisher Scientific, Inc.*	3,100	199,609
Medco Health Solutions, Inc.*	3,230	182,560
McKesson Corp.	2,040	170,646
Stryker Corp.	2,700	158,463
Becton Dickinson and Co.	1,770	152,521
Agilent Technologies, Inc.*	2,810	143,619
Aetna, Inc.	3,070	135,356
Cardinal Health, Inc.	2,830	128,539
St. Jude Medical, Inc.	2,660	126,829
Intuitive Surgical, Inc.*	320	119,075
CIGNA Corp.	2,190	112,632
Humana, Inc.	1,360	109,534
Zimmer Holdings, Inc.*	1,550	97,960
AmerisourceBergen Corp. — Class A	2,210	91,494
Forest Laboratories, Inc.*	2,310	90,875
Mylan, Inc.*	3,550	87,578
Boston Scientific Corp.*	12,350	85,339
Edwards Lifesciences Corp.*	930	81,077
Laboratory Corporation of America Holdings*	811	78,497
Hospira, Inc.*	1,360	77,058
CR Bard, Inc.	690	75,803
Quest Diagnostics, Inc.	1,270	75,057
Life Technologies Corp.*	1,440	74,981
Cerner Corp.*	1,160	70,888
Waters Corp.*	740	70,848
Watson Pharmaceuticals, Inc.*	1,020	70,105
DaVita, Inc.*	770	66,690
Varian Medical Systems, Inc.*	950	66,519
Cephalon, Inc.*	620	49,538
CareFusion Corp.*	1,810	49,178
Coventry Health Care, Inc.*	1,200	43,764
DENTSPLY International, Inc.	1,140	43,411
Patterson Companies, Inc.	770	25,325
Tenet Healthcare Corp.*	3,960	24,710
PerkinElmer, Inc.	910	24,488

Total Health Care		11,377,316

INDUSTRIALS - 7.1%
General Electric Co.	85,700	1,616,302
United Technologies Corp.	7,400	654,974
United Parcel Service, Inc. — Class B	7,970	581,252
Caterpillar, Inc.	5,213	554,976
3M Co.	5,740	544,439
Boeing Co.	5,970	441,362
Union Pacific Corp.	3,960	413,424
Honeywell International, Inc.	6,360	378,992
Emerson Electric Co.	6,070	341,437
Deere & Co.	3,391	279,588
FedEx Corp.	2,550	241,867
CSX Corp.	8,910	233,620
Danaher Corp.	4,400	233,156
Illinois Tool Works, Inc.	4,040	228,220
General Dynamics Corp.	3,010	224,305
Norfolk Southern Corp.	2,850	213,550
Precision Castparts Corp.	1,159	190,829
Tyco International, Ltd.	3,790	187,340
Lockheed Martin Corp.	2,300	186,231
Cummins, Inc.	1,590	164,549
Northrop Grumman Corp.	2,371	164,429
PACCAR, Inc.	2,948	150,613
Raytheon Co.	2,880	143,568
Waste Management, Inc.	3,830	142,744
Eaton Corp.	2,760	142,002
Ingersoll-Rand plc	2,680	121,699
Parker Hannifin Corp.	1,307	117,290
CH Robinson Worldwide, Inc.	1,320	104,069
Dover Corp.	1,510	102,378
Rockwell Automation, Inc.	1,170	101,509
Goodrich Corp.	1,010	96,455
Fluor Corp.	1,410	91,171
Expeditors International of Washington, Inc.	1,720	88,047
ITT Corp.	1,490	87,806
Fastenal Co.	2,380	85,656
Joy Global, Inc.	850	80,954
Rockwell Collins, Inc.	1,240	76,496
Republic Services, Inc. — Class A	2,450	75,583
L-3 Communications Holdings, Inc.	860	75,207
Southwest Airlines Co.	6,400	73,088
WW Grainger, Inc.	470	72,215
Roper Industries, Inc.	770	64,141
Stericycle, Inc.*	690	61,493
First Solar, Inc.*	440	58,199
Iron Mountain, Inc.	1,620	55,226
Pall Corp.	940	52,856
Textron, Inc.	2,230	52,650
Flowserve Corp.	450	49,450
Jacobs Engineering Group, Inc.*	1,021	44,158
Pitney Bowes, Inc.	1,650	37,933
Quanta Services, Inc.*	1,750	35,350
Masco Corp.	2,890	34,767
Equifax, Inc.	990	34,373

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report| 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Cintas Corp.	1,020	$33,691
Avery Dennison Corp.	850	32,836
Robert Half International, Inc.	1,190	32,166
Dun & Bradstreet Corp.	400	30,216
RR Donnelley & Sons Co.	1,520	29,807
Snap-On, Inc.	470	29,366
Ryder System, Inc.	410	23,309

Total Industrials		10,895,379

CONSUMER DISCRETIONARY - 6.8%
McDonald’s Corp.	8,380	706,602
Walt Disney Co.	15,270	596,141
Amazon.com, Inc.*	2,890	590,976
Comcast Corp. — Class A	22,350	566,349
Home Depot, Inc.	12,870	466,151
Ford Motor Co.*	30,690	423,215
News Corp. — Class A	18,470	326,919
DIRECTV — Class A*	6,200	315,084
Time Warner, Inc.	8,650	314,601
NIKE, Inc. — Class B	3,070	276,239
Target Corp.	5,570	261,289
Lowe’s Companies, Inc.	10,520	245,221
Viacom, Inc. — Class B	4,730	241,230
Starbucks Corp.	6,060	239,309
Johnson Controls, Inc.	5,484	228,463
Time Warner Cable, Inc. — Class A	2,720	212,269
Yum! Brands, Inc.	3,760	207,702
Priceline.com, Inc.*	400	204,772
TJX Companies, Inc.	3,120	163,894
CBS Corp. — Class B	5,400	153,846
Coach, Inc.	2,370	151,514
Carnival Corp.	3,490	131,329
Bed Bath & Beyond, Inc.*	2,010	117,324
Kohl’s Corp.	2,270	113,523
Omnicom Group, Inc.	2,270	109,323
McGraw-Hill Companies, Inc.	2,460	103,099
Macy’s, Inc.	3,447	100,790
Stanley Black & Decker, Inc.	1,360	97,988
Discovery Communications, Inc. — Class A*	2,250	92,160
Netflix, Inc.*	350	91,941
Staples, Inc.	5,760	91,008
Starwood Hotels & Resorts Worldwide, Inc.	1,580	88,543
Wynn Resorts Ltd.	610	87,559
Best Buy Company, Inc.	2,610	81,980
Marriott International, Inc. — Class A	2,290	81,272
Tiffany & Co.	1,030	80,876
Fortune Brands, Inc.	1,250	79,712
Limited Brands, Inc.	2,040	78,438
Harley-Davidson, Inc.	1,910	78,253
Mattel, Inc.	2,810	77,247
VF Corp.	710	77,078
Chipotle Mexican Grill, Inc. — Class A*	250	77,047
Ross Stores, Inc.	950	76,114
O’Reilly Automotive, Inc.*	1,110	72,716
Genuine Parts Co.	1,270	69,088
Polo Ralph Lauren Corp. — Class A	520	68,957
Cablevision Systems Corp. — Class A	1,860	67,351
Nordstrom, Inc.	1,360	63,838
CarMax, Inc.*	1,830	60,518
JC Penney Company, Inc.	1,720	59,409
AutoZone, Inc.*	200	58,970
The Gap, Inc.	3,160	57,196
Darden Restaurants, Inc.	1,100	54,736
Family Dollar Stores, Inc.	990	52,034
Whirlpool Corp.	620	50,418
Interpublic Group of Companies, Inc.	3,951	49,388
Hasbro, Inc.	1,100	48,323
Abercrombie & Fitch Co. — Class A	710	47,513
Expedia, Inc.	1,610	46,674
Wyndham Worldwide Corp.	1,370	46,101
Apollo Group, Inc. — Class A*	980	42,806
International Game Technology	2,420	42,544
H&R Block, Inc.	2,470	39,619
Newell Rubbermaid, Inc.	2,350	37,083
Scripps Networks Interactive, Inc. — Class A	730	35,682
Goodyear Tire & Rubber Co.*	1,970	33,037
GameStop Corp. — Class A*	1,140	30,404
DeVry, Inc.	490	28,974
Urban Outfitters, Inc.*	1,010	28,432
Leggett & Platt, Inc.	1,150	28,037
Gannett Company, Inc.	1,940	27,781
DR Horton, Inc.	2,271	26,162
Harman International Industries, Inc. 560		25,519
Sears Holdings Corp.*	350	25,004
Lennar Corp. — Class A	1,300	23,595
Pulte Group, Inc.*	2,720	20,835
Big Lots, Inc.*	610	20,221
AutoNation, Inc.*	510	18,671
Washington Post Co. — Class B	40	16,758
Charter Communications, Inc. — Class A*	1	54

Total Consumer Discretionary		10,428,838

CONSUMER STAPLES - 6.7%
Procter & Gamble Co.	22,560	1,434,139
Coca-Cola Co.	18,500	1,244,865
Philip Morris International, Inc.	14,370	959,485
PepsiCo, Inc.	12,770	899,391
Wal-Mart Stores, Inc.	15,430	819,950
Kraft Foods, Inc. — Class A	14,198	500,196

12 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Altria Group, Inc.	16,925	$446,989
CVS Caremark Corp.	10,960	411,877
Colgate-Palmolive Co.	3,950	345,269
Walgreen Co.	7,400	314,204
Costco Wholesale Corp.	3,535	287,183
Kimberly-Clark Corp.	3,170	210,995
General Mills, Inc.	5,160	192,055
Archer-Daniels-Midland Co.	5,510	166,127
Sysco Corp.	4,710	146,858
HJ Heinz Co.	2,600	138,528
Lorillard, Inc.	1,160	126,289
Kroger Co.	4,900	121,520
Kellogg Co.	2,020	111,746
Mead Johnson Nutrition Co. — Class A	1,651	111,525
Reynolds American, Inc.	2,730	101,147
Avon Products, Inc.	3,480	97,440
Estee Lauder Companies, Inc. — Class A	920	96,775
Sara Lee Corp.	4,730	89,823
ConAgra Foods, Inc.	3,300	85,173
Whole Foods Market, Inc.	1,210	76,775
Coca-Cola Enterprises, Inc.	2,630	76,743
Dr Pepper Snapple Group, Inc.	1,790	75,055
Clorox Co.	1,080	72,835
JM Smucker Co.	940	71,854
Hershey Co.	1,240	70,494
Safeway, Inc.	2,860	66,838
Brown-Forman Corp. — Class B	830	61,993
Molson Coors Brewing Co. — Class B	1,280	57,267
McCormick & Company, Inc.	1,070	53,040
Campbell Soup Co.	1,470	50,788
Tyson Foods, Inc. — Class A	2,420	46,996
Hormel Foods Corp.	1,120	33,387
Constellation Brands, Inc. — Class A*	1,450	30,189
Dean Foods Co.*	1,480	18,160
SUPERVALU, Inc.	1,710	16,091

Total Consumer Staples		10,338,054

MATERIALS - 2.3%
E. I. du Pont de Nemours & Co.	7,499	405,321
Freeport-McMoRan Copper & Gold, Inc.	7,661	405,267
Dow Chemical Co.	9,499	341,964
Monsanto Co.	4,331	314,171
Praxair, Inc.	2,460	266,639
Newmont Mining Corp.	3,990	215,340
Air Products & Chemicals, Inc.	1,710	163,442
Alcoa, Inc.	8,601	136,412
PPG Industries, Inc.	1,280	116,211
Cliffs Natural Resources, Inc.	1,170	108,166
Ecolab, Inc.	1,870	105,431
International Paper Co.	3,530	105,265
Nucor Corp.	2,548	105,028
CF Industries Holdings, Inc.	580	82,169
Sigma-Aldrich Corp.	980	71,912
Sherwin-Williams Co.	710	59,548
Eastman Chemical Co.	570	58,180
Allegheny Technologies, Inc.	860	54,584
United States Steel Corp.	1,160	53,406
Ball Corp.	1,360	52,306
FMC Corp.	580	49,892
MeadWestvaco Corp.	1,370	45,635
International Flavors & Fragrances, Inc.	650	41,756
Vulcan Materials Co.	1,037	39,956
Airgas, Inc.	560	39,222
Owens-Illinois, Inc.*	1,330	34,327
Sealed Air Corp.	1,290	30,689
Bemis Company, Inc.	850	28,713
AK Steel Holding Corp.	890	14,026
Titanium Metals Corp.	730	13,374
Total Materials		3,558,352
UTILITIES - 2.1%
Southern Co.	6,856	276,845
Exelon Corp.	5,347	229,065
Dominion Resources, Inc.	4,650	224,455
Duke Energy Corp.	10,760	202,611
NextEra Energy, Inc.	3,410	195,939
FirstEnergy Corp.	3,380	149,227
American Electric Power Company, Inc.	3,890	146,575
PG&E Corp.	3,219	135,295
Public Service Enterprise Group, Inc.	4,090	133,498
PPL Corp.	4,661	129,716
Consolidated Edison, Inc.	2,360	125,646
Progress Energy, Inc.	2,380	114,264
Sempra Energy	1,930	102,058
Edison International	2,630	101,913
Entergy Corp.	1,440	98,323
Xcel Energy, Inc.	3,910	95,013
DTE Energy Co.	1,370	68,527
AES Corp.*	5,310	67,649
CenterPoint Energy, Inc.	3,440	66,564
Oneok, Inc.	870	64,389
Constellation Energy Group, Inc.	1,620	61,495
Wisconsin Energy Corp.	1,890	59,252
Ameren Corp.	1,951	56,267
Northeast Utilities	1,430	50,293
NRG Energy, Inc.*	1,950	47,931
NiSource, Inc.	2,257	45,704
CMS Energy Corp.	2,040	40,168
Pinnacle West Capital Corp.	880	39,230
SCANA Corp.	920	36,220
Pepco Holdings, Inc.	1,820	35,727
TECO Energy, Inc.	1,740	32,869

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report| 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Integrys Energy Group, Inc.	630	$32,659
Nicor, Inc.	370	20,254

Total Utilities		3,285,641

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.	47,850	1,502,969
Verizon Communications, Inc.	22,860	851,078
CenturyLink, Inc.	4,847	195,964
American Tower Corp. — Class A*	3,210	167,883
Sprint Nextel Corp.*	24,185	130,357
Frontier Communications Corp.	8,040	64,883
Windstream Corp.	4,121	53,408
MetroPCS Communications, Inc.*	2,150	37,001
Total Telecommunication Services		3,003,543

Total Common Stocks (Cost $61,287,862)		97,121,162

	Face
	Amount

REPURCHASE AGREEMENTS††,1-6.0%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$7,933,239	7,933,239
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	701,297	701,297
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	660,978	660,978

Total Repurchase Agreements (Cost $9,295,514)		9,295,514
Total Investments - 69.1% (Cost $70,583,376)		$106,416,676

Cash & Other Assets, Less Liabilities - 30.9%		47,571,377

Total Net Assets - 100.0%		$153,988,053

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index
Mini Futures Contracts (Aggregate Value of Contracts $60,896,075)	926	$2,003,891

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2011 S&P 500 Index Swap, Terminating 07/26/11[3] (Notional Value $31,532,933)	23,877	1,258,834
Credit Suisse Capital, LLC
July 2011 S&P 500 Index Swap, Terminating 07/29/11[3] (Notional Value $63,000,362)	47,704	338,027
Goldman Sachs International
July 2011 S&P 500 Index Swap, Terminating 07/27/11[3] (Notional Value $55,888,518)	42,319	334,953

(Total Notional Value $150,421,813)		$1,931,814

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company REIT — Real Estate Investment Trust

REIT — Real Estate Investment Trust

14 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $61,287,862)	$97,121,162
Repurchase agreements, at value (cost 9,295,514)	9,295,514
Segregated cash with broker	7,149,835
Unrealized appreciation on swap agreements	1,931,814
Receivable for swap settlement	310,435
Receivables:
Variation margin	456,564
Securities sold	11,447
Fund shares sold	41,842,637
Dividends	123,103

Total assets	158,242,511

Liabilities:
Payable for:
Fund shares redeemed	4,021,164
Securities purchased	2,016
Management fees	97,389
Transfer agent and administrative fees	27,053
Distribution and service fees	35,560
Portfolio accounting fees	16,231
Other	55,045

Total liabilities	4,254,458

Net Assets	$153,988,053

Net Assets Consist of:
Paid in capital	$199,958,160
Accumulated net investment loss	(581,422)
Accumulated net realized loss on investments	(85,157,690)
Net unrealized appreciation on investments	39,769,005

Net assets	$153,988,053

A-Class:
Net assets	$7,980,123
Capital shares outstanding	266,314
Net asset value per share	$29.97

Maximum offering price per share (Net asset value divided by 95.25%)	$31.46

C-Class:
Net assets	$14,416,771
Capital shares outstanding	524,008
Net asset value per share	$27.51

H-Class:
Net assets	$131,591,159
Capital shares outstanding	4,389,460
Net asset value per share	$29.98

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$866,944
Interest	18,829

Total investment income	885,773

Expenses:
Management fees	685,193
Transfer agent and administrative fees	190,331
Distribution and service fees:
A-Class	12,048
C-Class	79,455
H-Class	158,420
Portfolio accounting fees	114,199
Trustees’ fees*	6,318
Registration fees	178,225
Miscellaneous	43,006

Total expenses	1,467,195

Net investment loss	(581,422)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(100,936)
Swap agreements	2,850,106
Futures contracts	6,756,365

Net realized gain	9,505,535

Net change in unrealized appreciation (depreciation) on:
Investments	4,615,345
Swap agreements	1,908,486
Futures contracts	1,511,505

Net change in unrealized appreciation (depreciation)	8,035,336

Net realized and unrealized gain	17,540,871

Net increase in net assets resulting from operations	$16,959,449

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report| 15

S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(581,422)	$(1,016,059)
Net realized gain on investments	9,505,535	52,501,191
Net change in unrealized appreciation (depreciation) on investments	8,035,336	(10,730,130)

Net increase in net assets resulting from operations	16,959,449	40,755,002

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale of Shares
A-Class	6,845,579	17,080,890
C-Class	98,361,305	149,197,675
H-Class	2,595,839,456	7,353,383,042
Cost of Shares Redeemed
A-Class	(11,217,836)	(22,088,409)
C-Class	(102,143,409)	(157,292,773)
H-Class	(2,617,190,875)	(7,540,003,442)

Net decrease from capital share transactions	(29,505,780)	(199,723,017)

Net decrease in net assets	(12,546,331)	(158,968,015)
Net Assets:
Beginning of period	166,534,384	325,502,399

End of period	$153,988,053	$166,534,384

Accumulated net investment loss at end of period	$(581,422)	$—

Capital Share Activity:
Shares sold
A-Class	232,658	756,228
C-Class	3,588,427	7,095,692
H-Class	88,181,621	325,471,385
Shares redeemed
A-Class	(385,457)	(976,063)
C-Class	(3,732,245)	(7,471,046)
H-Class	(88,855,826)	(333,578,428)

Net decrease in shares	(970,822)	(8,702,232)

16 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$27.31	$22.03	$15.10	$47.66	$47.50	$39.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.11)	(.03)	.17	.38	(.32)
Net gain (loss) on investments (realized and unrealized)	2.75	5.39	6.98	(32.65)	.11	9.61

Total from investment operations	2.66	5.28	6.95	(32.48)	.49	9.29

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$29.97	$27.31	$22.03	$15.10	$47.66	$47.50

Total Return[c]	9.78%	23.92%	46.00%	(68.14%)	0.99%	23.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,980	$11,445	$14,077	$16,149	$18,931	$15,242

Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.47%)	(0.25%)	0.58%	0.77%	(0.75%)
Combined net investment income[d]	—	—	—	—	—	0.63%
Total expenses[e]	1.85%	1.78%	1.81%	1.73%	1.70%	1.68%

Portfolio turnover rate	98%	145%	187%	92%	40%	19%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.16	$20.44	$14.13	$44.94	$45.14	$37.37

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.25)	(.14)	(.05)	.01	(.61)
Net gain (loss) on investments (realized and unrealized)	2.53	4.97	6.47	(30.68)	.12	9.17

Total from investment operations	2.35	4.72	6.33	(30.73)	.13	8.56
Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$27.51	$25.16	$20.44	$14.13	$44.94	$45.14

Total Return[c]	9.38%	23.04%	44.77%	(68.37%)	0.24%	22.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,417	$16,801	$21,325	$32,159	$50,376	$57,885

Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.21%)	(0.99%)	(0.16%)	0.03%	(1.52%)
Combined net investment loss[d]	—	—	—	—	—	(0.14%)
Total expenses[e]	2.60%	2.53%	2.57%	2.48%	2.45%	2.44%

Portfolio turnover rate	98%	145%	187%	92%	40%	19%

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report| 17

S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$27.31	$22.03	$15.10	$47.63	$47.49	$38.98

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.14)	(.07)	.16	.41	(.32)
Net gain (loss) on investments (realized and unrealized)	2.77	5.42	7.02	(32.61)	.06	9.62

Total from investment operations	2.67	5.28	6.95	(32.45)	.47	9.30

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$29.98	$27.31	$22.03	$15.10	$47.63	$47.49

Total Return[c]	9.78%	23.97%	46.00%	68.12%	0.95%	23.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,591	$138,289	$290,100	$110,656	$277,926	$285,214

Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.61%)	(0.45%)	0.53%	0.81%	0.77%
Combined net investment income[d]	—	—	—	—	—	0.61%
Total expenses[e]	1.85%	1.78%	1.81%	1.73%	1.70%	1.69%

Portfolio turnover rate	98%	145%	187%	92%	40%	19%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

18 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI dynamic funds semi-annual report | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE S&P 500 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES††- 19.6%
Fannie Mae[1] 0.11% due 12/14/11	$25,000,000	$24,989,625
Freddie Mac[1] 0.19% due 12/14/11	15,000,000	14,993,775

Total Federal Agency Discount Notes (Cost $39,973,954)		39,983,400

REPURCHASE AGREEMENTS††,2- 34.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	32,864,537	32,864,537
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	30,975,089	30,975,089
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	6,420,206	6,420,206

Total Repurchase Agreements (Cost $70,259,832)		70,259,832

Total Investments - 54.1% (Cost $110,233,786)		$110,243,232

Cash & Other Assets, Less Liabilities - 45.9%		93,397,277

Total Net Assets - 100.0%		$203,640,509

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $175,059,775)	2,662	$(3,493,983)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2011 S&P 500 Index Swap, Terminating 07/27/11[4] (Notional Value $117,386,712)	88,886	(270,958)
Credit Suisse Capital, LLC
July 2011 S&P 500 Index Swap, Terminating 07/29/11[4] (Notional Value $71,910,549)	54,451	(329,143)
Morgan Stanley Capital Services, Inc.
July 2011 S&P 500 Index Swap, Terminating 07/26/11[4] (Notional Value $42,255,440)	31,996	(1,452,538)

(Total Notional Value $231,552,701)		$(2,052,639)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

20 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $39,973,954)	$39,983,400
Repurchase agreements, at value (cost 70,259,832)	70,259,832
Segregated cash with broker	16,319,027
Receivables:
Fund shares sold	87,589,231

Total assets	214,151,490

Liabilities:
Unrealized depreciation on swap agreements	2,052,639
Payable for:
Fund shares redeemed	6,826,789
Management fees	93,316
Transfer agent and administrative fees	25,921
Distribution and service fees	31,212
Portfolio accounting fees	15,553
Swap settlement	31,339
Variation margin	1,391,890
Other	42,322

Total liabilities	10,510,981

Net Assets	$203,640,509

Net assets consist of:
Paid in capital	$739,454,245
Accumulated net investment loss	(1,136,880)
Accumulated net realized loss on investments	(529,139,680)
Net unrealized depreciation on investments	(5,537,176)

Net assets	$203,640,509

A-Class:
Net assets	$6,765,507
Capital shares outstanding	493,702
Net asset value per share	$13.70

Maximum offering price per share (Net asset value divided by 95.25%)	$14.38

C-Class:
Net assets	$7,243,573
Capital shares outstanding	572,937
Net asset value per share	$12.64

H-Class:
Net assets	$189,631,429
Capital shares outstanding	13,813,374
Net asset value per share	$13.73

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Interest	$77,324

Total investment income	77,324

Expenses:
Management fees	578,468
Transfer agent and administrative fees	160,685
Distribution and service fees:
A-Class	8,004
C-Class	36,066
H-Class	143,665
Portfolio accounting fees	96,412
Trustees’ fees*	4,974
Registration fees	181,968
Miscellaneous	3,962

Total expenses	1,214,204

Net investment loss	(1,136,880)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(10,286,594)
Futures contracts	2,234,842

Net realized loss	(8,051,752)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,773)
Swap agreements	(1,983,243)
Futures contracts	(3,466,362)

Net change in unrealized appreciation (depreciation)	(5,451,378)

Net realized and unrealized loss	(13,503,130)

Net decrease in net assets resulting from operations	$(14,640,010)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 21

INVERSE S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,136,880)	$(3,335,701)
Net realized loss on investments	(8,051,752)	(104,706,082)
Net change in unrealized appreciation (depreciation) on investments	(5,451,378)	(189,432)

Net decrease in net assets resulting from operations	(14,640,010)	(108,231,215)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	10,932,948	38,014,781
C-Class	126,451,099	256,801,623
H-Class	1,231,717,087	5,315,949,626
Cost of shares redeemed
A-Class	(10,040,410)	(33,042,561)
C-Class	(126,669,774)	(257,986,355)
H-Class	(1,159,774,980)	(5,210,061,195)

Net increase from capital share transactions	72,615,970	109,675,919

Net increase in net assets	57,975,960	1,444,704
Net Assets:
Beginning of period	145,664,549	144,219,845
End of period	$203,640,509	$145,664,549

Accumulated net investment loss at end of period	$(1,136,880)	$—

Capital share activity:
Shares sold
A-Class	767,114	1,691,761
C-Class	9,577,028	13,091,073
H-Class	86,283,402	246,137,142
Shares redeemed
A-Class	(706,129)	(1,556,422)
C-Class	(9,590,618)	(13,169,775)
H-Class	(80,615,929)	(243,137,025)

Net increase in shares	5,714,868	3,056,754

22 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$15.95	$23.77	$48.14	$29.16	$31.38	$39.49

Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.34)	(.61)	.10	.97	(.28)

Net gain (loss) on investments (realized and unrealized)	(2.13)	(7.48)	(23.74)	19.18	(2.27)	(6.63)

Total from investment operations	(2.25)	(7.82)	(24.35)	19.28	(1.30)	(6.91)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	—	(.02)	(.30)	(.92)	(1.20)

Net asset value, end of period	$13.70	$15.95	$23.77	$48.14	$29.16	$31.38

Total Return[c]	(14.11%)	(32.90%)	(50.58%)	66.10%	(3.99%)	(17.46%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,766	$6,902	$7,069	$14,897	$15,381	$12,818

Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.60%)	(1.60%)	0.27%	3.27%	(0.76%)
Combined net investment income[d]	—	—	—	—	—	3.42%
Total expenses[e]	1.85%	1.79%	1.80%	1.74%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$14.75	$22.13	$45.16	$27.56	$29.94	$38.05

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.44)	(.79)	(.15)	.72	(.54)
Net gain (loss) on investments (realized and unrealized)	(1.95)	(6.94)	(22.22)	18.05	(2.18)	(6.37)

Total from investment operations	(2.11)	(7.38)	(23.01)	17.90	(1.46)	(6.91)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	—	(.02)	(.30)	(.92)	(1.20)

Net asset value, end of period	$12.64	$14.75	$22.13	$45.16	$27.56	$29.94

Total Return[c]	(14.31%)	(33.35%)	(50.95%)	64.93%	(4.71%)	(18.12%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,244	$8,654	$14,720	$17,565	$26,565	$29,458

Ratios to average net assets:
Net investment income (loss)	(2.47%)	(2.35%)	(2.39%)	(0.42%)	2.56%	(1.51%)
Combined net investment income[d]	—	—	—	—	—	2.67%
Total expenses[e]	2.60%	2.54%	2.59%	2.49%	2.45%	2.43%

Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 23

INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$15.97	$23.79	$48.17	$29.16	$31.38	$39.51

Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.34)	(.60)	.11	.99	(.28)
Net gain (loss) on investments (realized and unrealized)	(2.12)	(7.48)	(23.76)	19.20	(2.29)	(6.65)

Total from investment operations	(2.24)	(7.82)	(24.36)	19.31	(1.30)	(6.93)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	—	(.02)	(.30)	(.92)	(1.20)
Net asset value, end of period	$13.73	$15.97	$23.79	$48.17	$29.16	$31.38

Total Return[c]	(14.03%)	(32.87%)	(50.57%)	66.21%	(3.99%)	(17.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$189,631	$130,109	$122,431	$177,979	$175,558	$217,944

Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.61%)	(1.62%)	0.29%	3.32%	(0.77%)
Combined net investment income[d]	—	—	—	—	—	3.41%
Total expenses[e]	1.85%	1.79%	1.81%	1.73%	1.71%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

24 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
NASDAQ-100 ®2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	8.1%
Microsoft Corp.	5.7%
Oracle Corp.	4.3%
Google, Inc. — Class A	3.3%
Intel Corp.	3.1%
Qualcomm, Inc.	2.5%
Amazon.com, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Amgen, Inc.	1.4%
Comcast Corp. — Class A	1.4%

Top Ten Total	34.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX | SGI dynamic funds semi-annual report | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
NASDAQ-100 ®2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 66.8%

INFORMATION TECHNOLOGY - 43.1%
Apple, Inc.*	43,010	$14,437,167
Microsoft Corp.	392,162	10,196,212
Oracle Corp.	235,340	7,745,039
Google, Inc. — Class A*	11,770	5,960,093
Intel Corp.	246,570	5,463,991
Qualcomm, Inc.	77,640	4,409,176
Cisco Systems, Inc.	255,780	3,992,726
eBay, Inc.*	60,361	1,947,849
Baidu, Inc. ADR*	12,610	1,767,039
Dell, Inc.*	87,760	1,462,959
Automatic Data Processing, Inc.	23,239	1,224,230
Cognizant Technology Solutions Corp. — Class A*	14,150	1,037,761
Yahoo!, Inc.*	60,590	911,274
NetApp, Inc.*	17,110	903,066
Applied Materials, Inc.	61,296	797,461
Broadcom Corp. — Class A	22,440	754,882
Adobe Systems, Inc.*	23,460	737,817
Intuit, Inc.*	14,070	729,670
Research In Motion Ltd.*	24,360	702,786
Citrix Systems, Inc.*	8,740	699,200
Altera Corp.	14,980	694,323
Symantec Corp.*	35,140	692,961
Activision Blizzard, Inc.	53,210	621,493
Check Point Software Technologies Ltd.*	9,650	548,602
CA, Inc.	23,540	537,654
Paychex, Inc.	16,830	517,018
SanDisk Corp.*	11,090	460,235
Xilinx, Inc.	12,350	450,404
BMC Software, Inc.*	8,220	449,634
NVIDIA Corp.*	27,920	444,905
Marvell Technology Group Ltd.*	28,430	419,769
Fiserv, Inc.*	6,680	418,368
F5 Networks, Inc.*	3,770	415,642
Autodesk, Inc.*	10,690	412,634
Electronic Arts, Inc.*	15,460	364,856
Maxim Integrated Products, Inc.	13,740	351,194
Linear Technology Corp.	10,590	349,682
Micron Technology, Inc.*	46,570	348,344
Microchip Technology, Inc.	8,862	335,958
Seagate Technology plc	20,000	323,200
KLA-Tencor Corp.	7,810	316,149
Infosys Ltd. ADR	4,690	305,929
Akamai Technologies, Inc.*	8,680	273,160
VeriSign, Inc.	7,830	261,992
Lam Research Corp.*	5,790	256,381
FLIR Systems, Inc.	7,430	250,465
Flextronics International Ltd.*	35,250	226,305

Total Information Technology		76,927,655

CONSUMER DISCRETIONARY - 11.0%
Amazon.com, Inc.*	21,018	4,297,971
Comcast Corp. — Class A	96,930	2,456,206
DIRECTV — Class A*	35,710	1,814,782
News Corp. — Class A	85,024	1,504,925
Starbucks Corp.	34,860	1,376,622
Priceline.com, Inc.*	2,310	1,182,558
Wynn Resorts Ltd.	5,800	832,532
Bed Bath & Beyond, Inc.*	11,590	676,508
Netflix, Inc.*	2,440	640,964
Staples, Inc.	33,170	524,086
Liberty Media Corporation — Interactive*	26,610	446,250
Mattel, Inc.	16,160	444,238
Virgin Media, Inc.	14,750	441,468
Ross Stores, Inc.	5,460	437,455
O’Reilly Automotive, Inc.*	6,410	419,919
Dollar Tree, Inc.*	5,690	379,068
Sears Holdings Corp.*	5,010	357,914
Expedia, Inc.	11,520	333,965
Garmin Ltd.	9,680	319,730
Ctrip.com International Ltd. ADR*	6,830	294,236
Apollo Group, Inc. — Class A*	6,560	286,541
Urban Outfitters, Inc.*	7,550	212,533

Total Consumer Discretionary		19,680,471

HEALTH CARE - 8.0%
Amgen, Inc.*	43,240	2,523,054
Teva Pharmaceutical Industries Ltd. ADR	32,700	1,576,794
Gilead Sciences, Inc.*	36,600	1,515,606
Express Scripts, Inc. — Class A*	24,620	1,328,988
Celgene Corp.*	21,520	1,298,086
Biogen Idec, Inc.*	11,240	1,201,781
Intuitive Surgical, Inc.*	1,830	680,961
Mylan, Inc.*	20,430	504,008
Vertex Pharmaceuticals, Inc.*	9,580	498,064
Cerner Corp.*	7,820	477,880
Life Technologies Corp.*	8,310	432,702
Illumina, Inc.*	5,730	430,609
Alexion Pharmaceuticals, Inc.*	8,550	402,107
Henry Schein, Inc.*	4,290	307,121
Warner Chilcott plc — Class A	11,810	284,975
Cephalon, Inc.*	3,540	282,846
DENTSPLY International, Inc.	6,550	249,424
QIAGEN N.V.*	10,840	206,177

Total Health Care		14,201,183

INDUSTRIALS - 2.1%
PACCAR, Inc.	17,000	868,530
CH Robinson Worldwide, Inc.	7,700	607,068
First Solar, Inc.*	4,010	530,402
Expeditors International of Washington, Inc.	9,880	505,757
Fastenal Co.	13,710	493,423

26 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
NASDAQ-100 ®2x STRATEGY FUND

	Shares	Value

Joy Global, Inc.	4,870	$463,819
Stericycle, Inc.*	3,990	355,589

Total Industrials		3,824,588

CONSUMER STAPLES - 1.6%
Costco Wholesale Corp.	20,321	1,650,878
Green Mountain Coffee Roasters, Inc.*	7,110	634,639
Whole Foods Market, Inc.	8,170	518,386

Total Consumer Staples		2,803,903

TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group plc ADR	40,310	1,077,083
NII Holdings, Inc.*	7,910	335,226

Total Telecommunication Services		1,412,309

MATERIALS - 0.2%
Sigma-Aldrich Corp.	5,670	416,065

Total Common Stocks (Cost $61,053,485)		119,266,174

	Face
	Amount
REPURCHASE AGREEMENTS††,1- 14.6%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$21,501,613	21,501,613
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	2,376,481	2,376,481
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,239,852	2,239,852

Total Repurchase Agreements (Cost $26,117,946)		26,117,946

Total Investments - 81.4% (Cost $87,171,431)		$145,384,120

Cash & Other Assets, Less Liabilities - 18.6%		33,283,779

Total Net Assets - 100.0%		$178,667,899

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $30,733,350)	662	$527,753

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11[3] (Notional Value $128,694,990)	55,351	2,856,364
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11[3] (Notional Value $23,578,770)	10,141	1,094,731
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11[3] (Notional Value $55,385,388)	23,821	730,085

(Total Notional Value $207,659,148)		$4,681,180

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	— American Depositary Receipt

plc	— Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 27

NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $61,053,485)	$119,266,174
Repurchase agreements, at value (cost 26,117,946)	26,117,946
Segregated cash with broker	4,209,712
Unrealized appreciation on swap agreements	4,681,180
Receivable for swap settlement	53,516
Receivables:
Variation margin	171,329
Fund shares sold	30,292,878
Dividends	86,848

Total assets	184,879,583

Liabilities:
Payable for:
Fund shares redeemed	5,896,179
Management fees	135,105
Transfer agent and administrative fees	37,529
Distribution and service fees	47,586
Portfolio accounting fees	22,518
Other	72,767

Total liabilities	6,211,684

Net assets	$178,667,899

Net assets consist of:
Paid in capital	$253,369,492
Accumulated net investment loss	(1,669,615)
Accumulated net realized loss on investments	(136,453,600)
Net unrealized appreciation on investments	63,421,622

Net assets	$178,667,899

A-Class:
Net assets	$5,589,343
Capital shares outstanding	42,798
Net asset value per share	$130.60

Maximum offering price per share (Net asset value divided by 95.25%)	$137.11

C-Class:
Net assets	$18,510,217
Capital shares outstanding	158,387
Net asset value per share	$116.87

H-Class:
Net assets	$154,568,339
Capital shares outstanding	1,182,730
Net asset value per share	$130.69

STATEMENT OF OPERATIONS(Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding
tax of $159)	$736,105
Interest	22,442

Total investment income	758,547

Expenses:
Management fees	1,126,730
Transfer agent and administrative fees	312,980
Distribution and service fees:
A-Class	9,657
C-Class	94,393
H-Class	279,725
Portfolio accounting fees	187,789
Trustees’ fees*	10,358
Registration fees	317,794
Miscellaneous	88,736

Total expenses	2,428,162

Net investment loss	(1,669,615)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,551,349
Swap agreements	(4,853,711)
Futures contracts	1,369,886

Net realized gain	19,067,524

Net change in unrealized appreciation (depreciation) on:
Investments	(20,193,976)
Swap agreements	5,866,148
Futures contracts	(35,830)

Net change in unrealized appreciation (depreciation)	(14,363,658)

Net realized and unrealized gain	4,703,866

Net increase in net assets resulting from operations	$3,034,251

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

NASDAQ-100 ®2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,669,615)	$(2,439,606)
Net realized gain on investments	19,067,524	73,384,353
Net change in unrealized appreciation (depreciation) on investments	(14,363,658)	(18,674,120)

Net increase in net assets resulting from operations	3,034,251	52,270,627

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	3,961,378	13,952,082
C-Class	97,746,973	204,018,393
H-Class	1,599,049,663	3,314,100,510
Cost Of Shares Redeemed
A-Class	(6,691,452)	(17,400,978)
C-Class	(100,885,078)	(208,694,561)
H-Class	(1,681,691,938)	(3,317,175,865)
Net decrease from capital share transactions	(88,510,454)	(11,200,419)

Net increase (decrease) in net assets	(85,476,203)	41,070,208
Net Assets:
Beginning of period	264,144,102	223,073,894

End of period	$178,667,899	$264,144,102

Accumulated net investment loss at end of period	$(1,669,615)	$—

Capital Share Activity:
Shares sold
A-Class	30,214	151,258
C-Class	829,302	2,425,961
H-Class	12,187,640	35,531,207
Shares redeemed
A-Class	(52,699)	(200,331)
C-Class	(855,664)	(2,484,002)
H-Class	(12,957,905)	(35,761,319)

Net decrease in shares	(819,112)	(337,227)

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 29

NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009[f]	2008[f]	2007[f]	2006[f]

Per Share Data
Net asset value, beginning of period	$120.86	$88.62	$40.54	$148.85	$115.35	$109.50

Income (loss) from investment operations:
Net investment loss[b]	(.85)	(1.08)	(.73)	(.90)	(.50)	(.80)
Net gain (loss) on investments (realized and unrealized)	10.59	33.32	48.81	(107.41)	34.00	6.65

Total from investment operations	9.74	32.24	48.08	(108.31)	33.50	5.85

Net asset value, end of period	$130.60	$120.86	$88.62	$40.54	$148.85	$115.35

Total Return[c]	8.07%	36.37%	118.60%	(72.76%)	29.04%	5.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,589	$7,890	$10,134	$5,835	$19,628	$10,474

Ratios to average net assets:
Net investment loss	(1.31%)	(1.15%)	(1.25%)	(0.90%)	(0.36%)	(0.77%)
Combined net investment loss[d]	—	—	—	—	—	(0.65%)
Total expenses[e]	1.88%	1.82%	1.85%	1.76%	1.74%	1.69%

Portfolio turnover rate	76%	121%	78%	50%	107%	71%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009[f]	2008[f]	2007[f]	2006[f]

Per Share Data
Net asset value, beginning of period	$108.57	$80.21	$37.03	$137.05	$106.95	$102.30

Income (loss) from investment operations:
Net investment loss[b]	(1.22)	(1.60)	(1.07)	(1.45)	(1.40)	(1.50)
Net gain (loss) on investments (realized and unrealized)	9.52	29.96	44.25	(98.57)	31.50	6.15

Total from investment operations	8.30	28.36	43.18	(100.02)	30.10	4.65

Net asset value, end of period	$116.87	$108.57	$80.21	$37.03	$137.05	$106.95

Total Return[c]	7.66%	35.33%	116.61%	(72.97%)	28.14%	4.55%
Ratios/Supplemental Data

Net assets, end of period (in thousands)	$18,510	$20,058	$19,475	$13,791	$46,977	$43,530

Ratios to average net assets:
Net investment loss	(2.09%)	(1.88%)	(2.02%)	(1.67%)	(1.10%)	(1.51%)
Combined net investment loss[d]	—	—	—	—	—	(1.39%)
Total expenses[e]	2.63%	2.57%	2.60%	2.52%	2.49%	2.43%

Portfolio turnover rate	76%	121%	78%	50%	107%	71%

30 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009[f]	2008[f]	2007[f]	2006[f]

Per Share Data
Net asset value, beginning of period	$120.94	$88.62	$40.54	$148.85	$115.35	$109.55

Income (loss) from investment operations:
Net investment loss[b]	(.83)	(1.07)	(.74)	(.80)	(.40)	(.80)
Net gain (loss) on investments (realized and unrealized)	10.58	33.39	48.82	(107.51)	33.90	6.60

Total from investment operations	9.75	32.32	48.08	(108.31)	33.50	5.80

Net asset value, end of period	$130.69	$120.94	$88.62	$40.54	$148.85	$115.35

Total Return[c]	8.07%	36.46%	118.60%	(72.76%)	29.04%	5.29%
Ratios/Supplemental Data

Net assets, end of period (in thousands)	$154,568	$236,196	$193,465	$118,414	$402,788	$319,193

Ratios to average net assets:
Net investment loss	(1.27%)	(1.13%)	(1.29%)	(0.90%)	(0.28%)	(0.77%)
Combined net investment loss[d]	—	—	—	—	—	(0.65%)
Total expenses[e]	1.88%	1.82%	1.84%	1.77%	1.74%	1.69%

Portfolio turnover rate	76%	121%	78%	50%	107%	71%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment loss” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Nasdaq-100® 2x Strategy Fund operated under a Master-Feeder Structure.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Nasdaq-100® 2x Strategy Fund operated under a Master-Feeder Structure

[f]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 31

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE NASDAQ-100 ®2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000
The Fund invests principally in derivative investments such as swap agreements and futures contracts.

32 | the RYDEX | SGI dynamic funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE †† - 22.5%
Fannie Mae[1] 0.11% due 12/14/11	$15,000,000	$14,993,775

Total Federal Agency Discount Note (Cost $14,992,211)		14,993,775

REPURCHASE AGREEMENTS ††,2 - 76.1%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	19,209,356	19,209,356
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	16,259,127	16,259,127
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	15,324,357	15,324,357

Total Repurchase Agreements (Cost $50,792,840)		50,792,840

Total Investments - 98.6% (Cost $65,785,051)		$65,786,615

Cash & Other Assets, Less Liabilities, - 1.4%		920,622

Total Net Assets - 100.0%		$66,707,237

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,038,975)	87	$(119,170)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11[4] (Notional Value $4,662,679)	2,005	(216,655)
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11[4] (Notional Value $71,994,930)	30,965	(949,031)
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11[4] (Notional Value $52,395,242)	22,535	(1,456,916)

(Total Notional Value $129,052,851)		$(2,622,602)

†	Value determined based on Level 1 inputs — See Note 4.

†† Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 33

INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $14,992,211)	$14,993,775
Repurchase agreements, at value (cost 50,792,840)	50,792,840
Segregated cash with broker	1,048,295
Receivables:
Fund shares sold	9,015,877

Total assets	75,850,787

Liabilities:
Unrealized depreciation on swap agreements	2,622,602
Payable for:
Fund shares redeemed	6,330,942
Management fees	47,211
Transfer agent and administrative fees	13,114
Distribution and service fees	15,729
Portfolio accounting fees	7,869
Swap settlement	22,102
Other	83,981

Total liabilities	9,143,550

Net Assets	$66,707,237

Net Assets Consist Of:
Paid in capital	$504,687,942
Accumulated net investment loss	(523,244)
Accumulated net realized loss on investments	(434,717,253)
Net unrealized depreciation on investments	(2,740,208)

Net assets	$66,707,237

A-Class:
Net assets	$2,154,330
Capital shares outstanding	560,897
Net asset value per share	$3.84

Maximum offering price per share (Net asset value divided by 95.25%)	$4.03

C-Class:
Net assets	$4,276,204
Capital shares outstanding	1,198,411
Net asset value per share	$3.57

H-Class:
Net assets	$60,276,703
Capital shares outstanding	15,704,207
Net asset value per share	$3.84

STATEMENT OF OPERATIONS(Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Interest	$26,210

Total investment income	26,210

Expenses:
Management fees	256,124
Transfer agent and administrative fees	71,145
Distribution and service fees:
A-Class	1,786
C-Class	18,376
H-Class	64,765
Portfolio accounting fees	42,687
Trustees’ fees*	2,074
Registration fees	70,324
Miscellaneous	22,173

Total expenses	549,454

Net investment loss	(523,244)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(5,593,499)
Futures contracts	(612,779)

Net realized loss	(6,206,278)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,131)
Swap agreements	(3,190,559)
Futures contracts	(174,538)

Net change in unrealized appreciation (depreciation)	(3,367,228)

Net realized and unrealized loss	(9,573,506)

Net decrease in net assets resulting from operations	$(10,096,750)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(523,244)	$(1,375,063)
Net realized loss on investments	(6,206,278)	(40,780,723)
Net change in unrealized appreciation (depreciation) on investments	(3,367,228)	4,605,194

Net decrease in net assets resulting from operations	(10,096,750)	(37,550,592)

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	5,496,296	7,962,213
C-Class	79,543,116	170,878,835
H-Class	859,351,259	1,995,279,387
Cost Of Shares Redeemed
A-Class	(4,120,076)	(7,045,330)
C-Class	(78,441,990)	(169,609,604)
H-Class	(843,301,896)	(1,969,846,869)

Net increase from capital share transactions	18,526,709	27,618,632

Net increase (decrease) in net assets	8,429,959	(9,931,960)
Net Assets:
Beginning of period	58,277,278	68,209,238

End of period	$66,707,237	$58,277,278

Accumulated net investment loss at end of year	$(523,244)	$—

Capital Share Activity:
Shares sold
A-Class	1,339,395	1,140,401
C-Class	21,604,779	29,262,935
H-Class	216,064,570	321,044,480

Shares redeemed
A-Class	(1,013,523)	(1,080,564)
C-Class	(21,249,937)	(29,134,003)
H-Class	(212,459,029)	(317,434,911)

Net increase in shares	4,286,255	3,798,338

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 35

INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.45	$7.32	$21.92	$11.78	$17.22	$19.44

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.11)	(.24)	.03	.51	(.15)
Net gain (loss) on investment (realized and unrealized)	(.57)	(2.76)	(14.36)	10.22	(5.21)	(1.43)

Total from investment operations	(.61)	(2.87)	(14.60)	10.25	(4.70)	(1.58)

Less distributions from:
Net investment income	—	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$3.84	$4.45	$7.32	$21.92	$11.78	$17.22

Total Return[c]	(13.71%)	(39.21%)	(66.61%)	87.03%	(27.10%)	(8.04%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,154	$1,045	$1,282	$3,847	$4,371	$7,981

Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.66%)	(1.67%)	0.21%	3.49%	(0.77%)
Combined net investment income[d]	—	—	—	—	—	3.35%
Total expenses[e]	1.88%	1.82%	1.83%	1.76%	1.75%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.13	$6.83	$20.62	$11.17	$16.51	$18.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.13)	(.25)	(.06)	.39	(.29)
Net gain (loss) on investment (realized and unrealized)	(.51)	(2.57)	(13.51)	9.62	(4.99)	(1.36)

Total from investment operations	(.56)	(2.70)	(13.79)	9.56	(4.60)	(1.65)

Less distributions from:
Net investment income	—	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$3.57	$4.13	$6.83	$20.62	$11.17	$16.51

Total Return[c]	(13.56%)	(39.53%)	(66.88%)	85.61%	(27.67%)	(8.69%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,276	$3,485	$4,879	$8,532	$17,791	$32,553

Ratios to average net assets:
Net investment income (loss)	(2.54%)	(2.41%)	(2.39%)	(0.40%)	2.77%	(1.52%)
Combined net investment income[d]	—	—	—	—	—	2.60%
Total expenses[e]	2.63%	2.57%	2.59%	2.51%	2.50%	2.44%

Portfolio turnover rate	—	—	—	—	—	—

36 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$4.44	$7.31	$21.89	$11.77	$17.21	$19.43

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.10)	(.21)	.05	.52	(.15)
Net gain (loss) on investment (realized and unrealized)	(.56)	(2.77)	(14.37)	10.18	(5.22)	(1.43)

Total from investment operations	(.60)	(2.87)	(14.58)	10.23	(4.70)	(1.58)

Less distributions from:
Net investment income	—	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$3.84	$4.44	$7.31	$21.89	$11.77	$17.21

Total Return[c]	(13.51%)	(39.26%)	(66.61%)	86.93%	(27.12%)	(8.05%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,277	$53,747	$62,049	$110,965	$164,133	$340,974

Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.66%)	(1.69%)	0.35%	3.52%	(0.77%)
Combined net investment income[d]	—	—	—	—	—	3.35%
Total expenses[e]	1.88%	1.82%	1.84%	1.76%	1.75%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 37

FUND PROFILE (Unaudited)	June 30, 2011
DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

International Business Machines Corp.	3.0%
Caterpillar, Inc.	1.9%
Chevron Corp.	1.8%
3M Co.	1.7%
United Technologies Corp.	1.5%
McDonald’s Corp.	1.5%
Exxon Mobil Corp.	1.4%
Boeing Co.	1.3%
Coca-Cola Co.	1.2%
Johnson & Johnson	1.1%

Top Ten Total	16.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | the RYDEX | SGI dynamic funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2011
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 28.5%

INDUSTRIALS — 6.7%
Caterpillar, Inc.	6,150	$654,729
3M Co.	6,150	583,327
United Technologies Corp.	6,146	543,982
Boeing Co.	6,150	454,670
General Electric Co.	6,150	115,989

Total Industrials		2,352,697

INFORMATION TECHNOLOGY - 4.7%
International Business Machines Corp.	6,154	1,055,719
Hewlett-Packard Co.	6,150	223,860
Microsoft Corp.	6,150	159,900
Intel Corp.	6,151	136,306
Cisco Systems, Inc.	6,150	96,001

Total Information Technology		1,671,786

CONSUMER STAPLES - 3.8%
Coca-Cola Co.	6,150	413,834
Procter & Gamble Co.	6,146	390,701
Wal-Mart Stores, Inc.	6,147	326,652
Kraft Foods, Inc. — Class A	6,150	216,664

Total Consumer Staples		1,347,851

ENERGY — 3.2%
Chevron Corp.	6,150	632,466
Exxon Mobil Corp.	6,150	500,487

Total Energy		1,132,953

FINANCIALS - 2.8%
Travelers Companies, Inc.	6,152	359,154
American Express Co.	6,148	317,852
JPMorgan Chase & Co.	6,146	251,617
Bank of America Corp.	6,150	67,404

Total Financials		996,027

CONSUMER DISCRETIONARY - 2.8%
McDonald’s Corp.	6,148	518,400
Walt Disney Co.	6,148	240,018
Home Depot, Inc.	6,147	222,644

Total Consumer Discretionary		981,062

HEALTH CARE - 2.1%
Johnson & Johnson	6,151	409,165
Merck & Company, Inc.	6,150	217,033
Pfizer, Inc.	6,150	126,690

Total Health Care		752,888

MATERIALS - 1.2%
E. I. du Pont de Nemours & Co.	6,150	332,407
Alcoa, Inc.	6,146	97,476

Total Materials		429,883

TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	6,155	229,150
AT&T, Inc.	6,153	193,266

Total Telecommunication Services		422,416

Total Common Stocks (Cost $9,077,812)		10,087,563

	Face
	Amount
REPURCHASE AGREEMENTS††,1- 46.1%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$6,176,006	6,176,006
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	5,212,926	5,212,926
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	4,913,224	4,913,224

Total Repurchase Agreements (Cost $16,302,156)		16,302,156

Total Investments - 74.6% (Cost $25,379,968)		$26,389,719

Cash & Other Assets, Less Liabilities - 25.4%		9,000,345

Total Net Assets - 100.0%		$35,390,064

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
DOW 2x STRATEGY FUND

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $11,974,650)	194	$76,101

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/29/11[3] (Notional Value $34,170,669)	2,753	421,046
Morgan Stanley Capital Services, Inc. July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/26/11[3] (Notional Value $4,451,331)	359	173,122
Goldman Sachs International July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/27/11[3] (Notional Value $9,577,566)	771	136,012

(Total Notional Value $48,199,566)		$730,180

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

40 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited) June 30, 2011

Assets:
Investments, at value (cost $9,077,812)	$10,087,563
Repurchase agreements, at value (cost 16,302,156)	16,302,156
Segregated cash with broker	777,896
Unrealized appreciation on swap agreements	730,180
Receivable for swap settlement	73,288
Receivables:
Variation margin	20,875
Fund shares sold	8,214,747
Dividends	28,968

Total assets	36,235,673

Liabilities:
Payable for:
Fund shares redeemed	793,756
Management fees	25,072
Transfer agent and administrative fees	6,965
Distribution and service fees	8,939
Portfolio accounting fees	4,179
Other	6,698

Total liabilities	845,609

Net Assets	$35,390,064

Net Assets Consist of:
Paid in capital	$59,309,830
Accumulated net investment loss	(111,064)
Accumulated net realized loss on investments	(25,624,734)
Net unrealized appreciation on investments	1,816,032

Net assets	$35,390,064

A-Class:
Net assets	$4,114,856
Capital shares outstanding	166,797
Net asset value per share	$24.67

Maximum offering price per share (Net asset value divided by 95.25%)	$25.90

C-Class:
Net assets	$5,190,491
Capital shares outstanding	222,295
Net asset value per share	$23.35

H-Class:
Net assets	$26,084,717
Capital shares outstanding	1,058,654
Net asset value per share	$24.64

STATEMENT OF OPERATIONS(Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends	$242,289
Interest	4,519

Total investment income	246,808

Expenses:
Management fees	165,433
Transfer agent and administrative fees	45,953
Distribution and service fees:
A-Class	5,232
C-Class	17,371
H-Class	36,378
Portfolio accounting fees	27,572
Trustees’ fees*	1,387
Registration fees	42,503
Miscellaneous	16,043

Total expenses	357,872

Net investment loss	(111,064)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,920,220
Swap agreements	1,970,830
Futures contracts	866,495

Net realized gain	9,757,545

Net change in unrealized appreciation (depreciation) on:
Investments	(5,468,935)
Swap agreements	664,834
Futures contracts	36,724

Net change in unrealized appreciation (depreciation)	(4,767,377)

Net realized and unrealized gain	4,990,168

Net increase in net assets resulting from operations	$4,879,104

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 41

DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(111,064)	$(53,300)
Net realized gain on investments	9,757,545	7,037,022
Net change in unrealized appreciation (depreciation) on investments	(4,767,377)	(860,018)

Net increase in net assets resulting from operations	4,879,104	6,123,704

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale of Shares
A-Class	5,210,654	4,391,854
C-Class	39,156,236	13,043,086
H-Class	608,265,971	894,075,373
Cost of Shares Redeemed
A-Class	(5,277,314)	(6,891,079)
C-Class	(37,803,367)	(15,021,580)
H-Class	(627,944,847)	(898,899,282)

Net decrease from capital share transactions	(18,392,667)	(9,301,628)

Net decrease in net assets	(13,513,563)	(3,177,924)
Net Assets:
Beginning of period	48,903,627	52,081,551

End of period	$35,390,064	$48,903,627

Accumulated net investment loss at end of period	$(111,064)	$—

Capital Share Activity:
Shares sold
A-Class	224,626	247,561
C-Class	1,710,953	777,372
H-Class	25,524,887	48,919,659
Shares redeemed
A-Class	(230,419)	(391,996)
C-Class	(1,656,242)	(887,148)
H-Class	(26,413,803)	(49,361,096)

Net decrease in shares	(839,998)	(695,648)

42 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$21.48	$17.53	$12.68	$33.86	$31.56	$24.39

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	—c	.03	.18	.38	(.21)
Net gain (loss) on investments (realized and unrealized)	3.26	3.95	4.86	(21.27)	1.93	7.58

Total from investment operations	3.19	3.95	4.89	(21.09)	2.31	7.37

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	—	(.02)	(.01)	—	—

Total distributions	—	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$24.67	$21.48	$17.53	$12.68	$33.86	$31.56

Total Return[d]	14.85%	22.53%	38.54%	(62.28%)	7.32%	30.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,115	$3,708	$5,556	$7,563	$9,824	$3,337

Ratios to average net assets:
Net investment income (loss)	(0.64%)	0.02%	0.26%	0.80%	1.09%	(0.77%)
Combined net investment income[e]	—	—	—	—	—	1.30%
Total expenses[f]	1.88%	1.81%	1.83%	1.74%	1.71%	1.69%

Portfolio turnover rate	2,617%	108%	148%	30%	148%	341%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.41	$16.77	$12.22	$32.91	$30.91	$24.06

Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.14)	(.06)	.01	.14	(.41)
Net gain (loss) on investments (realized and unrealized)	3.09	3.78	4.65	(20.61)	1.87	7.46

Total from investment operations	2.94	3.64	4.59	(20.60)	2.01	7.05

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	—	(.02)	(.01)	—	—

Total distributions	—	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$23.35	$20.41	$16.77	$12.22	$32.91	$30.91

Total Return[d]	14.46%	21.65%	37.53%	(62.59%)	6.50%	29.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,190	$3,420	$4,652	$5,610	$10,539	$6,198

Ratios to average net assets:
Net investment income (loss)	(1.32%)	(0.78%)	(0.48%)	0.07%	0.41%	(1.52%)
Combined net investment income[e]	—	—	—	—	—	0.55%
Total expenses[f]	2.63%	2.56%	2.59%	2.49%	2.46%	2.44%

Portfolio turnover rate	2,617%	108%	148%	30%	148%	341%

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 43

DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$21.45	$17.53	$12.69	$33.90	$31.59	$24.40

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.02)	.03	.16	.42	(.21)
Net gain (loss) on investments (realized and unrealized)	3.25	3.94	4.85	(21.28)	1.90	7.60

Total from investment operations	3.19	3.92	4.88	(21.12)	2.32	7.39

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	—	(.02)	(.01)	—	—

Total distributions	—	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$24.64	$21.45	$17.53	$12.69	$33.90	$31.59

Total Return[d]	14.87%	22.36%	38.43%	(62.30%)	7.34%	30.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,085	$41,776	$41,873	$32,737	$45,818	$57,132

Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.11%)	0.23%	0.72%	1.21%	(0.77%)
Combined net investment income[e]	—	—	—	—	—	1.30%
Total expenses[f]	1.88%	1.81%	1.83%	1.74%	1.72%	1.69%

Portfolio turnover rate	2,617%	108%	148%	30%	148%	341%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Dow 2x Strategy Fund operated under a Master-Feeder Structure.

[f]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Dow 2x Strategy Fund operated under a Master-Feeder Structure.

44 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI dynamic funds semi-annual report | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE DOW 2x STRATEGY FUND

	FACE
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTE†† -26.4%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,999,780

Total Federal Agency Discount Note (Cost $9,997,444)		9,999,780

REPURCHASE AGREEMENTS††,2 - 68.9%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	9,116,213	9,116,213
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	8,592,104	8,592,104
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	8,338,119	8,338,119

Total Repurchase Agreements (Cost $26,046,436)		26,046,436

Total Investments - 95.3% (Cost $36,043,880)		$36,046,216

Cash & Other Assets, Less Liabilities - 4.7%		1,780,379

Total Net Assets - 100.0%		$37,826,595

		UNREALIZED
	CONTRACTS	LOSS
FUTURES CONTRACTS SOLD SHORT†
September 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $14,690,550)	238	$(274,914)

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/26/11[4] (Notional Value $5,813,819)	468	(226,361)
Goldman Sachs International July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/27/11[4] (Notional Value $16,258,706)	1,310	(379,719)
Credit Suisse Capital, LLC July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/29/11[4] (Notional Value $39,135,759)	3,153	(482,224)

(Total Notional Value $61,208,284)		$(1,088,304)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

46 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $9,997,444)	$9,999,780
Repurchase agreements, at value (cost 26,046,436)	26,046,436
Segregated cash with broker	1,944,072
Receivables:
Fund shares sold	1,756,309

Total assets	39,746,597

Liabilities:
Unrealized depreciation on swap agreements	1,088,304
Payable for:
Fund shares redeemed	602,267
Management fees	31,310
Transfer agent and administrative fees	8,697
Distribution and service fees	9,818
Portfolio accounting fees	5,219
Swap settlement	8,317
Variation margin	151,130
Other	14,940

Total liabilities	1,920,002

Net Assets	$37,826,595

Net Assets Consist of:
Paid in capital	$94,094,731
Accumulated net investment loss	(336,982)
Accumulated net realized loss on investments	(54,570,272)
Net unrealized depreciation on investments	(1,360,882)

Net assets	$37,826,595

A-Class:
Net assets	$1,696,546
Capital shares outstanding	115,707
Net asset value per share	$14.66

Maximum offering price per share (Net asset value divided by 95.25%)	$15.39

C-Class:
Net assets	$1,494,136
Capital shares outstanding	108,157
Net asset value per share	$13.82

H-Class:
Net assets	$34,635,913
Capital shares outstanding	2,359,265
Net asset value per share	$14.68

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Interest	$18,717

Total investment income	18,717

Expenses:
Management fees	168,102
Transfer agent and administrative fees	46,695
Distribution and service fees:
A-Class	1,973
C-Class	7,962
H-Class	42,731
Portfolio accounting fees	28,017
Trustees’ fees*	1,422
Registration fees	46,602
Miscellaneous	12,195

Total expenses	355,699

Net investment loss	(336,982)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,647,783)
Futures contracts	(511,421)

Net realized loss	(4,159,204)

Net change in unrealized appreciation (depreciation) on:
Investments	326
Swap agreements	(988,996)
Futures contracts	(274,780)

Net change in unrealized appreciation (depreciation)	(1,263,450)

Net realized and unrealized loss	(5,422,654)

Net decrease in net assets resulting from operations	$(5,759,636)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 47

INVERSE DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(336,982)	$(780,291)
Net realized loss on investments	(4,159,204)	(17,228,408)
Net change in unrealized appreciation (depreciation) on investments	(1,263,450)	324,235

Net decrease in net assets resulting from operations	(5,759,636)	(17,684,464)

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale of Shares
A-Class	2,398,556	3,395,908
C-Class	17,837,602	17,445,830
H-Class	551,909,854	789,390,685
Cost of Shares Redeemed
A-Class	(2,120,174)	(2,883,348)
C-Class	(17,540,509)	(17,111,140)
H-Class	(537,622,345)	(782,899,358)

Net increase from capital share transactions	14,862,984	7,338,577

Net increase (decrease) in net assets	9,103,348	(10,345,887)

Net Assets:
Beginning of period	28,723,247	39,069,134

End of period	$37,826,595	$28,723,247

Accumulated net investment loss at end of period	$(336,982)	$—

Capital Share Activity:
Shares sold
A-Class	154,037	144,815
C-Class	1,241,811	762,546
H-Class	35,278,694	35,129,178
Shares redeemed
A-Class	(136,301)	(123,736)
C-Class	(1,226,121)	(755,028)
H-Class	(34,338,337)	(35,066,067)

Net increase in shares	973,783	91,708

48 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$17.89	$25.80	$46.96	$30.59	$35.38	$45.63

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.38)	(.68)	(.17)	1.09	(.31)
Net gain (loss) on investments (realized and unrealized)	(3.09)	(7.53)	(20.41)	16.59	(4.41)	(9.79)

Total from investment operations	(3.23)	(7.91)	(21.09)	16.42	(3.32)	(10.10)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	—	(.07)	—	—	—

Total distributions	—	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$14.66	$17.89	$25.80	$46.96	$30.59	$35.38

Total Return[c]	(18.01%)	(30.70%)	(44.92%)	53.68%	(9.16%)	(22.14%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,697	$1,752	$1,984	$3,889	$2,201	$3,534

Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.65%)	(1.69%)	(0.41%)	3.36%	(0.77%)
Combined net investment income[d]	—	—	—	—	—	3.51%
Total expenses[e]	1.87%	1.81%	1.83%	1.75%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$16.94	$24.62	$45.18	$29.65	$34.60	$44.95

Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.52)	(.97)	(.32)	.80	(.60)
Net gain (loss) on investments (realized and unrealized)	(2.93)	(7.16)	(19.52)	15.90	(4.28)	(9.60)

Total from investment operations	(3.12)	(7.68)	(20.49)	15.58	(.35)	(10.20)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	—	(.07)	—	—	—

Total distributions	—	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$13.82	$16.94	$24.62	$45.18	$29.65	$34.60

Total Return[c]	(18.42%)	(31.19%)	(45.36%)	52.55%	(9.83%)	(22.69%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,494	$1,567	$2,091	$3,600	$5,233	$4,572

Ratios to average net assets:
Net investment income (loss)	(2.52%)	(2.40%)	(2.40%)	(0.86%)	2.54%	(1.52%)
Combined net investment income[d]	—	—	—	—	—	2.76%
Total expenses[e]	2.62%	2.56%	2.54%	2.49%	2.45%	2.44%

Portfolio turnover rate	—	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 49

INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$17.90	$25.81	$46.97	$30.59	$35.38	$45.63

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.38)	(.63)	(.06)	1.10	(.31)
Net gain (loss) on investments (realized and unrealized)	(3.08)	(7.53)	(20.46)	16.49	(4.42)	(9.79)

Total from investment operations	(3.22)	(7.91)	(21.09)	16.43	(3.32)	(10.10)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	—	(.07)	—	—	—

Total distributions	—	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$14.68	$17.90	$25.81	$46.97	$30.59	$35.38

Total Return[c]	(17.99%)	(30.65%)	(44.91%)	53.71%	(9.16%)	(22.14%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,636	$25,404	$34,994	$33,528	$37,138	$59,603

Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.66%)	(1.70%)	(0.15%)	3.39%	(0.77%)
Combined net investment income[d]	—	—	—	—	—	3.51%
Total expenses[e]	1.87%	1.81%	1.83%	1.74%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

[e]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

50 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings
(% of Total Net Assets)

Healthspring, Inc.	0.1%
Sotheby’s	0.1%
MFA Financial, Inc.	0.1%
Berry Petroleum Co. — Class A	0.1%
Netlogic Microsystems, Inc.	0.1%
Parametric Technology Corp.	0.1%
Rosetta Resources, Inc.	0.1%
CBL & Associates Properties, Inc.	0.1%
Dana Holding Corp.	0.1%
Lufkin Industries, Inc.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI dynamic funds semi-annual report | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE

COMMON STOCKS† - 13.3%
FINANCIALS - 2.7%
MFA Financial, Inc.	1,490	$11,980
CBL & Associates Properties, Inc.	620	11,241
SVB Financial Group*	180	10,748
BioMed Realty Trust, Inc.	550	10,582
Mid-America Apartment Communities, Inc.	150	10,120
American Campus Communities, Inc.	280	9,946
Highwoods Properties, Inc.	300	9,939
Hancock Holding Co.	320	9,914
Home Properties, Inc.	160	9,741
Signature Bank*	169	9,667
LaSalle Hotel Properties	360	9,482
Kilroy Realty Corp.	240	9,478
Entertainment Properties Trust	200	9,340
Washington Real Estate Investment Trust	284	9,236
Tanger Factory Outlet Centers	340	9,102
ProAssurance Corp.*	130	9,100
Omega Healthcare Investors, Inc.	431	9,055
National Retail Properties, Inc.	360	8,824
Prosperity Bancshares, Inc.	200	8,764
Hatteras Financial Corp.	307	8,667
Post Properties, Inc.	210	8,560
Alterra Capital Holdings Ltd.	379	8,452
Apollo Investment Corp.	820	8,372
Extra Space Storage, Inc.	390	8,319
Stifel Financial Corp.*	230	8,248
Starwood Property Trust, Inc.	390	7,999
FirstMerit Corp.	460	7,595
DiamondRock Hospitality Co.	700	7,511
CNO Financial Group, Inc.*	930	7,356
Colonial Properties Trust	350	7,140
Ezcorp, Inc. — Class A*	200	7,115
Cash America International, Inc.	120	6,944
First American Financial Corp.	440	6,886
Equity Lifestyle Properties, Inc.	109	6,806
Invesco Mortgage Capital, Inc.	300	6,339
Trustmark Corp.	270	6,321
Webster Financial Corp.	300	6,306
Iberiabank Corp.	109	6,283
DuPont Fabros Technology, Inc.	248	6,250
Healthcare Realty Trust, Inc.	300	6,189
Potlatch Corp.	170	5,996
Westamerica Bancorporation	120	5,910
Delphi Financial Group, Inc. — Class A	200	5,842
Portfolio Recovery Associates, Inc.*	67	5,681
Umpqua Holdings Corp.	480	5,554
Northwest Bancshares, Inc.	440	5,535
First Cash Financial Services, Inc.*	130	5,459
FNB Corp.	527	5,454
UMB Financial Corp.	130	5,444
Cathay General Bancorp	330	5,409
Medical Properties Trust, Inc.	470	5,405
DCT Industrial Trust, Inc.	1,030	5,387
MF Global Holdings Ltd.*	693	5,364
Platinum Underwriters Holdings Ltd.	160	5,318
Strategic Hotels & Resorts, Inc.*	727	5,147
Redwood Trust, Inc.	330	4,990
RLI Corp.	80	4,954
PHH Corp.*	240	4,925
Sovran Self Storage, Inc.	120	4,920
Wintrust Financial Corp.	150	4,827
MGIC Investment Corp.*	790	4,700
Montpelier Re Holdings Ltd.	260	4,680
EastGroup Properties, Inc.	110	4,676
Sunstone Hotel Investors, Inc.*	500	4,635
Knight Capital Group, Inc. —Class A*	420	4,628
Astoria Financial Corp.	360	4,604
World Acceptance Corp.*	70	4,590
Lexington Realty Trust	500	4,565
First Financial Bankshares, Inc.	130	4,478
Cypress Sharpridge Investments, Inc.	348	4,458
National Health Investors, Inc.	100	4,443
MB Financial, Inc.	230	4,425
U-Store-It Trust	420	4,418
PS Business Parks, Inc.	80	4,408
United Bankshares, Inc.	180	4,406
BancorpSouth, Inc.	350	4,343
Old National Bancorp	400	4,320
Susquehanna Bancshares, Inc.	540	4,320
Capstead Mortgage Corp.	320	4,288
Pebblebrook Hotel Trust	211	4,260
Financial Engines, Inc.*	160	4,147
Prospect Capital Corp.	410	4,145
Texas Capital Bancshares, Inc.*	160	4,133
National Penn Bancshares, Inc.	520	4,124
Glacier Bancorp, Inc.	300	4,044
Equity One, Inc.	216	4,026
First Financial Bancorp	240	4,006
Glimcher Realty Trust	420	3,990
Anworth Mortgage Asset Corp.	530	3,980
Two Harbors Investment Corp.	370	3,978
Alexander’s, Inc.	10	3,970
Ocwen Financial Corp.*	310	3,956
Dollar Financial Corp.*	180	3,897
Franklin Street Properties Corp.	300	3,873
First Midwest Bancorp, Inc.	310	3,810
First Industrial Realty Trust, Inc.*	330	3,778
Symetra Financial Corp.	280	3,760
Selective Insurance Group, Inc.	230	3,742
Solar Capital Ltd.	150	3,703

52 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE

International Bancshares Corp.	220	$3,681
Community Bank System, Inc.	148	3,669
LTC Properties, Inc.	130	3,617
Pennsylvania Real Estate Investment Trust	230	3,611
Provident Financial Services, Inc.	250	3,580
Tower Group, Inc.	150	3,573
Government Properties Income Trust	130	3,513
Sterling Bancshares, Inc.	430	3,509
Acadia Realty Trust	170	3,456
CVB Financial Corp.	370	3,422
PrivateBancorp, Inc. — Class A	247	3,409
Sun Communities, Inc.	90	3,358
Park National Corp.	50	3,293
Hersha Hospitality Trust — Class A	590	3,286
Argo Group International Holdings Ltd.	110	3,269
Fifth Street Finance Corp.	280	3,248
Cousins Properties, Inc.	380	3,245
First Potomac Realty Trust	210	3,215
American Equity Investment Life Holding Co.	250	3,177
iStar Financial, Inc.*	390	3,163
Greenlight Capital Re Ltd. — Class A*	118	3,102
NBT Bancorp, Inc.	140	3,098
Primerica, Inc.	140	3,076
Bank of the Ozarks, Inc.	59	3,072
Oritani Financial Corp.	240	3,070
MarketAxess Holdings, Inc.	120	3,007
optionsXpress Holdings, Inc.	180	3,002
Investors Real Estate Trust	340	2,944
Columbia Banking System, Inc.	170	2,927
American Assets Trust, Inc.	130	2,919
Pico Holdings, Inc.*	100	2,900
Inland Real Estate Corp.	320	2,826
KBW, Inc.	150	2,805
Compass Diversified Holdings	170	2,803
BlackRock Kelso Capital Corp.	310	2,781
FelCor Lodging Trust, Inc.*	520	2,772
Associated Estates Realty Corp.	170	2,762
Infinity Property & Casualty Corp.	50	2,733
Enstar Group Ltd.*	26	2,717
Getty Realty Corp.	107	2,700
Investors Bancorp, Inc.*	190	2,698
Employers Holdings, Inc.	160	2,683
Navigators Group, Inc.*	57	2,679
PacWest Bancorp	130	2,674
CreXus Investment Corp.	240	2,666
Evercore Partners, Inc. — Class A	80	2,666
Horace Mann Educators Corp.	170	2,654
Education Realty Trust, Inc.	300	2,571
Colony Financial, Inc.	140	2,530
First Commonwealth Financial Corp.	440	2,526
Ashford Hospitality Trust, Inc.	200	2,490
Forestar Group, Inc.*	150	2,465
Oriental Financial Group, Inc.	190	2,449
BGC Partners, Inc. — Class A	316	2,443
Nelnet, Inc. — Class A	110	2,427
Walter Investment Management Corp.	109	2,419
Investment Technology Group, Inc.*	170	2,383
Radian Group, Inc.	560	2,369
Independent Bank Corp.	90	2,363
Cohen & Steers, Inc.	70	2,320
Brookline Bancorp, Inc.	250	2,317
Encore Capital Group, Inc.*	74	2,273
Amtrust Financial Services, Inc.	99	2,255
Chesapeake Lodging Trust	130	2,218
Credit Acceptance Corp.*	26	2,196
S&T Bancorp, Inc.	118	2,194
Meadowbrook Insurance Group, Inc.	220	2,180
Pinnacle Financial Partners, Inc.*	140	2,178
State Bank Financial Corp.*	130	2,128
Home Bancshares, Inc.	90	2,128
PennantPark Investment Corp.	188	2,107
Boston Private Financial Holdings, Inc.	320	2,106
Safety Insurance Group, Inc.	50	2,102
RLJ Lodging Trust	120	2,084
Banco Latinoamericano de Comercio Exterior S.A.	120	2,078
National Financial Partners Corp.*	180	2,077
Chemical Financial Corp.	110	2,064
Tejon Ranch Co.*	60	2,046
Western Alliance Bancorporation*	286	2,031
ViewPoint Financial Group	146	2,015
Universal Health Realty Income Trust	50	1,999
PennyMac Mortgage Investment Trust	120	1,988
Piper Jaffray Cos.*	69	1,988
City Holding Co.	60	1,982
Ramco-Gershenson Properties Trust	160	1,981
WesBanco, Inc.	100	1,966
ICG Group, Inc.*	160	1,957
MCG Capital Corp.	320	1,946
Retail Opportunity Investments Corp.	180	1,937
Maiden Holdings Ltd.	210	1,911
Newcastle Investment Corp.	330	1,907
Hercules Technology Growth Capital, Inc.	180	1,894

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE

Dime Community Bancshares, Inc.	129	$1,876
Resource Capital Corp.	296	1,871
Flagstone Reinsurance Holdings S.A.	220	1,855
Sabra Healthcare REIT, Inc.	109	1,821
Urstadt Biddle Properties, Inc. — Class A	100	1,811
HFF, Inc. — Class A*	120	1,811
AMERISAFE, Inc.*	80	1,810
Sandy Spring Bancorp, Inc.	100	1,799
Simmons First National Corp. — Class A	69	1,771
Sterling Financial Corp.*	110	1,768
Duff & Phelps Corp. — Class A	133	1,706
Campus Crest Communities, Inc.	130	1,682
First Busey Corp.	317	1,677
Community Trust Bancorp, Inc.	60	1,663
Flushing Financial Corp.	127	1,651
Dynex Capital, Inc.	170	1,646
Safeguard Scientifics, Inc.*	87	1,643
First Financial Corp.	50	1,637
SCBT Financial Corp.	57	1,635
NorthStar Realty Finance Corp.	400	1,612
FBL Financial Group, Inc. — Class A	50	1,607
National Western Life Insurance Co. — Class A	10	1,595
Advance America Cash Advance Centers, Inc.	230	1,585
Trustco Bank Corp.	320	1,568
Berkshire Hills Bancorp, Inc.	70	1,567
United Fire & Casualty Co.	90	1,563
Harleysville Group, Inc.	50	1,559
Lakeland Financial Corp.	70	1,558
ARMOUR Residential REIT, Inc.	210	1,543
Parkway Properties, Inc.	90	1,535
Hilltop Holdings, Inc.*	170	1,503
Main Street Capital Corp.	78	1,478
Triangle Capital Corp.	80	1,477
Artio Global Investors, Inc. — Class A	130	1,469
International. FCStone, Inc.*	60	1,453
Renasant Corp.	100	1,449
Winthrop Realty Trust	120	1,433
CapLease, Inc.	290	1,424
Hudson Pacific Properties, Inc.	90	1,398
GFI Group, Inc.	297	1,363
TICC Capital Corp.	140	1,344
TowneBank	100	1,338
Provident New York Bancorp	160	1,338
Washington Trust Bancorp, Inc.	58	1,332
Global Indemnity plc — Class A*	60	1,331
MVC Capital, Inc.	100	1,323
Coresite Realty Corp.	80	1,312
Southside Bancshares, Inc.	66	1,310
West Coast Bancorp*	78	1,307
Nara Bancorp, Inc.*	160	1,301
Cardinal Financial Corp.	118	1,292
Monmouth Real Estate Investment Corp. — Class A	150	1,267
Bancorp, Inc.*	120	1,254
FPIC Insurance Group, Inc.*	30	1,250
GAMCO Investors, Inc. — Class A	27	1,250
Summit Hotel Properties, Inc.	110	1,249
1st Source Corp.	60	1,244
Banner Corp.	70	1,225
Sterling Bancorp	128	1,215
Virtus Investment Partners, Inc.*	20	1,214
StellarOne Corp.	100	1,211
Phoenix Companies, Inc.*	490	1,205
OneBeacon Insurance Group, Ltd. — Class A	90	1,205
eHealth, Inc.*	90	1,202
Netspend Holdings, Inc.*	120	1,200
Rockville Financial, Inc.	121	1,198
WSFS Financial Corp.	30	1,190
Kennedy-Wilson Holdings, Inc.	97	1,188
Cedar Shopping Centers, Inc.	230	1,184
Tompkins Financial Corp.	30	1,177
NewStar Financial, Inc.*	110	1,175
Calamos Asset Management, Inc. — Class A	80	1,162
Hudson Valley Holding Corp.	60	1,159
Bancfirst Corp.	30	1,158
Beneficial Mutual Bancorp, Inc.*	140	1,150
Kite Realty Group Trust	230	1,145
Cogdell Spencer, Inc.	191	1,144
Apollo Commercial Real Estate Finance, Inc.	70	1,128
Oppenheimer Holdings, Inc. — Class A	39	1,100
SY Bancorp, Inc.	47	1,093
Citizens, Inc.*	160	1,091
United Financial Bancorp, Inc.	70	1,080
Epoch Holding Corp.	60	1,071
Univest Corporation of Pennsylvania	68	1,063
Cowen Group, Inc. — Class A*	277	1,042
Territorial Bancorp, Inc.	50	1,036
Doral Financial Corp.*	528	1,035
First Interstate Bancsystem, Inc. — Class A	70	1,032
Westwood Holdings Group, Inc.	27	1,029
State Auto Financial Corp.	59	1,028
Saul Centers, Inc.	26	1,024
Tower Bancorp, Inc.	37	1,014
RAIT Financial Trust	480	1,008
United Community Banks, Inc.*	95	999
Financial Institutions, Inc.	60	985

54 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Camden National Corp.	30	$984
Northfield Bancorp, Inc.	70	984
First Merchants Corp.	110	983
Arrow Financial Corp.	40	979
Flagstar Bancorp, Inc.*	821	977
Union First Market Bankshares Corp.	80	974
Westfield Financial, Inc.	120	974
Chatham Lodging Trust	60	967
Center Financial Corp.*	150	953
First Community Bancshares, Inc.	68	952
Bryn Mawr Bank Corp.	47	952
Enterprise Financial Services Corp.	70	947
Arlington Asset Investment Corp. — Class A	30	942
Baldwin & Lyons, Inc. — Class B	40	927
CoBiz Financial, Inc.	140	916
Presidential Life Corp.	87	908
Bancorp Rhode Island, Inc.	20	906
Eagle Bancorp, Inc.*	68	904
Lakeland Bancorp, Inc.	90	898
Agree Realty Corp.	40	893
Farmer Mac — Class C	40	885
Trico Bancshares	60	876
Centerstate Banks, Inc.	125	865
Ameris Bancorp	97	860
STAG Industrial, Inc.	70	857
Fox Chase Bancorp, Inc.	63	854
Heartland Financial USA, Inc.	58	844
Heritage Financial Corp.	65	840
Central Pacific Financial Corp.*	60	840
Abington Bancorp, Inc.	80	834
German American Bancorp, Inc.	50	829
Gladstone Capital Corp.	89	822
First of Long Island Corp.	29	809
Stewart Information Services Corp.	80	802
State Bancorp, Inc.	60	800
Washington Banking Co.	60	793
SeaBright Holdings, Inc.	80	792
Orrstown Financial Services, Inc.	30	789
OceanFirst Financial Corp.	60	777
Excel Trust, Inc.	70	772
One Liberty Properties, Inc.	50	772
Home Federal Bancorp, Inc.	70	769
American Safety Insurance Holdings Ltd.*	40	766
Southwest Bancorp, Inc.	78	764
Crawford & Co. — Class B	108	764
BankFinancial Corp.	90	762
Great Southern Bancorp, Inc.	40	758
Franklin Financial Corp.*	60	724
Pacific Continental Corp.	79	723
NGP Capital Resources Co.	88	722
SWS Group, Inc.	120	719
Republic Bancorp, Inc. — Class A	36	716
FBR & Company*	210	714
Imperial Holdings, Inc.*	70	711
Citizens & Northern Corp.	47	708
Bank of Marin Bancorp	20	707
Wilshire Bancorp, Inc.	240	706
OmniAmerican Bancorp, Inc.*	47	704
Bank Mutual Corp.	190	697
FXCM, Inc. — Class A	70	694
Gladstone Commercial Corp.	40	693
Penns Woods Bancorp, Inc.	20	687
Metro Bancorp, Inc.*	60	685
PMI Group, Inc.*	640	685
1st United Bancorp, Inc.*	110	684
National Bankshares, Inc.	27	676
Hanmi Financial Corp.*	630	674
Gleacher & Company, Inc.*	330	673
Harris & Harris Group, Inc.*	130	667
Walker & Dunlop, Inc.*	50	665
National Interstate Corp.	29	664
MainSource Financial Group, Inc.	80	664
Terreno Realty Corp.	39	663
Capital Southwest Corp.	7	646
Gladstone Investment Corp.	90	643
CNB Financial Corp.	46	639
Kohlberg Capital Corp.	80	636
Pacific Capital Bancorp North America*	20	636
Edelman Financial Group, Inc.	80	631
First Financial Holdings, Inc.	70	628
Kansas City Life Insurance Co.	20	623
Ladenburg Thalmann Financial Services, Inc.*	450	621
ESSA Bancorp, Inc.	50	621
ESB Financial Corp.	48	620
Mission West Properties, Inc.	70	615
First Bancorp	60	614
Alliance Financial Corp.	20	611
MPG Office Trust, Inc.*	210	601
Golub Capital BDC, Inc.	40	597
Park Sterling Corp.*	120	595
First Pactrust Bancorp, Inc.	40	594
First Bancorp, Inc.	40	594
Virginia Commerce Bancorp, Inc.*	100	591
West Bancorporation, Inc.	67	590
First Defiance Financial Corp.	40	588
Medley Capital Corp.	50	587
Sun Bancorp, Inc.*	160	584
Avatar Holdings, Inc.*	38	578
Primus Guaranty Ltd.*	110	577
Medallion Financial Corp.	59	575
Suffolk Bancorp	40	558
Sierra Bancorp	49	555
Bridge Bancorp, Inc.	26	553
Meridian Interstate Bancorp, Inc.*	40	548
Kearny Financial Corp.	60	547
Solar Senior Capital Ltd.	30	538
UMH Properties, Inc.	50	535

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

BofI Holding, Inc.*	37	$533
Center Bancorp, Inc.	50	522
THL Credit, Inc.	40	520
Marlin Business Services Corp.*	40	506
Capital City Bank Group, Inc.	49	503
Cape Bancorp, Inc.*	50	500
Merchants Bancshares, Inc.	20	489
Diamond Hill Investment Group, Inc.	6	488
Encore Bancshares, Inc.*	40	481
Nicholas Financial, Inc.*	40	475
Ames National Corp.	26	472
Heritage Commerce Corp.*	90	460
Consolidated-Tomoka Land Co.	16	458
Seacoast Banking Corporation of Florida*	300	450
Bank of Kentucky Financial Corp.	20	445
Bridge Capital Holdings*	40	443
Clifton Savings Bancorp, Inc.	39	431
JMP Group, Inc.	60	422
Midsouth Bancorp, Inc.	30	409
Taylor Capital Group, Inc.*	50	408
First Marblehead Corp.*	230	407
Peoples Bancorp, Inc.	36	406
Hampton Roads Bankshares, Inc.*	40	396
Hallmark Financial Services*	50	394
Donegal Group, Inc. — Class A	30	384
EMC Insurance Group, Inc.	20	382
Whitestone REIT — Class B	30	382
New Mountain Finance Corp.*	30	381
Universal Insurance Holdings, Inc.	76	355
CIFC Deerfield Corp.*	50	342
Roma Financial Corp.	30	315
Independence Holding Co.	30	313
Cascade Bancorp*	30	303
Enterprise Bancorp, Inc.	20	301
Charter Financial Corp.	30	297
Capital Bank Corp.*	60	209
Pzena Investment Management, Inc. — Class A	36	204
Gain Capital Holdings, Inc.*	30	204
Century Bancorp, Inc. — Class A	7	185
Fortegra Financial Corp.*	20	157
California First National Bancorp	10	153

Total Financials		1,079,636

INFORMATION TECHNOLOGY - 2.4%
Netlogic Microsystems, Inc.*	286	11,560
Parametric Technology Corp.*	500	11,465
Jack Henry & Associates, Inc.	360	10,804
Aruba Networks, Inc.*	360	10,638
ADTRAN, Inc.	270	10,452
QLIK Technologies, Inc.*	290	9,877
SuccessFactors, Inc.*	332	9,761
Concur Technologies, Inc.*	187	9,363
Cavium, Inc.*	200	8,718
Wright Express Corp.*	160	8,331
OpenTable, Inc.*	100	8,312
Omnivision Technologies, Inc.*	238	8,285
Veeco Instruments, Inc.*	170	8,230
CACI International, Inc. — Class A*	130	8,200
Hittite Microwave Corp.*	131	8,110
CommVault Systems, Inc.*	180	8,001
Anixter International, Inc.	120	7,841
InterDigital, Inc.	190	7,762
Lawson Software, Inc.*	690	7,742
SAVVIS, Inc.*	187	7,392
Semtech Corp.*	270	7,382
Microsemi Corp.*	360	7,380
Plantronics, Inc.	200	7,306
RF Micro Devices, Inc.*	1,160	7,099
TriQuint Semiconductor, Inc.*	690	7,031
Sapient Corp.*	456	6,854
Finisar Corp.*	380	6,851
Progress Software Corp.*	280	6,756
Netgear, Inc.*	150	6,558
Blackboard, Inc.*	150	6,509
Viasat, Inc.*	150	6,490
Cymer, Inc.*	130	6,436
SolarWinds, Inc.*	241	6,300
Taleo Corp. — Class A*	170	6,295
FEI Co.*	160	6,110
Arris Group, Inc.*	520	6,037
Cognex Corp.	170	6,023
Rambus, Inc.*	410	6,019
Aspen Technology, Inc.*	350	6,013
Convergys Corp.*	440	6,002
Ultimate Software Group, Inc.*	110	5,987
Quest Software, Inc.*	260	5,910
MKS Instruments, Inc.	222	5,865
SRA International, Inc. — Class A*	189	5,844
MAXIMUS, Inc.	70	5,791
Entegris, Inc.*	560	5,667
Littelfuse, Inc.	96	5,637
Universal Display Corp.*	159	5,579
Plexus Corp.*	160	5,570
JDA Software Group, Inc.*	180	5,560
Coherent, Inc.*	100	5,527
ValueClick, Inc.*	330	5,478
Digital River, Inc.*	170	5,467
Ancestry.com, Inc.*	130	5,381
j2 Global Communications, Inc.*	190	5,364
Blackbaud, Inc.	190	5,267
Fair Isaac Corp.	170	5,134
Mentor Graphics Corp.*	400	5,124
TiVo, Inc.*	496	5,104
VirnetX Holding Corp.*	170	4,920
MicroStrategy, Inc. — Class A*	30	4,880
Integrated Device Technology, Inc.*	620	4,873

56 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Take-Two Interactive Software, Inc.*	310	$4,737
ACI Worldwide, Inc.*	140	4,728
Cabot Microelectronics Corp.*	100	4,647
Unisys Corp.*	180	4,626
Power Integrations, Inc.	120	4,612
Acxiom Corp.*	340	4,457
Cirrus Logic, Inc.*	280	4,452
Mantech International Corp. — Class A	100	4,442
Websense, Inc.*	170	4,415
NetSuite, Inc.*	110	4,312
Cardtronics, Inc.*	177	4,151
Benchmark Electronics, Inc.*	250	4,125
Scansource, Inc.*	110	4,123
Spansion, Inc. — Class A*	210	4,047
Advent Software, Inc.*	142	4,000
Rofin-Sinar Technologies, Inc.*	117	3,996
Blue Coat Systems, Inc.*	180	3,935
Diodes, Inc.*	150	3,915
DealerTrack Holdings, Inc.*	170	3,902
RealD, Inc.*	160	3,742
L-1 Identity Solutions, Inc.*	310	3,643
NIC, Inc.	268	3,607
Synaptics, Inc.*	140	3,604
Tessera Technologies, Inc.*	210	3,599
Sourcefire, Inc.*	120	3,566
Syntel, Inc.	60	3,547
Insight Enterprises, Inc.*	200	3,542
Earthlink, Inc.	460	3,540
DG FastChannel, Inc.*	110	3,526
TTM Technologies, Inc.*	220	3,524
Sanmina-SCI Corp.*	340	3,512
Synchronoss Technologies, Inc.*	110	3,490
Harmonic, Inc.*	480	3,470
Radiant Systems, Inc.*	166	3,469
RealPage, Inc.*	130	3,441
LogMeIn, Inc.*	89	3,433
BroadSoft, Inc.*	90	3,432
comScore, Inc.*	132	3,419
Tyler Technologies, Inc.*	127	3,401
Electronics for Imaging, Inc.*	197	3,392
Bottomline Technologies, Inc.*	137	3,385
SYNNEX Corp.*	106	3,360
OSI Systems, Inc.*	78	3,354
Kulicke & Soffa Industries, Inc.*	300	3,342
Ultratech, Inc.*	110	3,342
Loral Space & Communications, Inc.*	48	3,335
Verint Systems, Inc.*	90	3,334
Netscout Systems, Inc.*	158	3,301
Heartland Payment Systems, Inc.	160	3,296
RightNow Technologies, Inc.*	100	3,240
Euronet Worldwide, Inc.*	210	3,236
Calix, Inc.*	155	3,227
Entropic Communications, Inc.*	363	3,227
Lattice Semiconductor Corp.*	490	3,195
Rogers Corp.*	69	3,188
Emulex Corp.*	370	3,182
Pegasystems, Inc.	67	3,119
LivePerson, Inc.*	220	3,111
Quantum Corp.*	940	3,102
Manhattan Associates, Inc.*	90	3,100
Comtech Telecommunications Corp.	110	3,084
FARO Technologies, Inc.*	70	3,066
Constant Contact, Inc.*	120	3,046
Brooks Automation, Inc.*	280	3,041
Checkpoint Systems, Inc.*	170	3,040
Infinera Corp.*	439	3,033
Stratasys, Inc.*	90	3,033
Ceva, Inc.*	99	3,016
MTS Systems Corp.	70	2,928
Newport Corp.*	160	2,907
STEC, Inc.*	170	2,892
Sonus Networks, Inc.*	880	2,851
DTS, Inc.*	70	2,838
Intermec, Inc.*	247	2,727
Amkor Technology, Inc.*	440	2,715
Dice Holdings, Inc.*	200	2,704
Standard Microsystems Corp.*	100	2,699
Kenexa Corp.*	110	2,638
ATMI, Inc.*	129	2,635
Advanced Energy Industries, Inc.*	175	2,588
CSG Systems International, Inc.*	140	2,587
Kemet Corp.*	180	2,572
Park Electrochemical Corp.	90	2,516
Black Box Corp.	80	2,502
Ebix, Inc.*	130	2,476
Volterra Semiconductor Corp.*	100	2,466
Opnet Technologies, Inc.	60	2,456
SMART Modular Technologies WWH, Inc.*	267	2,446
Applied Micro Circuits Corp.*	270	2,392
Tekelec*	260	2,374
Mercury Computer Systems, Inc.*	127	2,372
Brightpoint, Inc.*	290	2,352
Power-One, Inc.*	290	2,349
TeleTech Holdings, Inc.*	110	2,319
Hypercom Corp.*	230	2,261
IntraLinks Holdings, Inc.*	130	2,246
Magma Design Automation, Inc.*	280	2,237
United Online, Inc.	370	2,231
Avid Technology, Inc.*	118	2,223
Micrel, Inc.	210	2,222
SS&C Technologies Holdings, Inc.*	110	2,186
Fabrinet*	90	2,185
Silicon Graphics International Corp.*	127	2,184
Silicon Image, Inc.*	330	2,132
Vocus, Inc.*	69	2,112
Monotype Imaging Holdings, Inc.*	149	2,105

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Interactive Intelligence Group*	60	$2,103
Powerwave Technologies, Inc.*	710	2,094
iGate Corp.	126	2,056
Ixia*	160	2,048
ShoreTel, Inc.*	200	2,040
Measurement Specialties, Inc.*	57	2,035
Monolithic Power Systems, Inc.*	130	2,005
EMS Technologies, Inc.*	60	1,978
Forrester Research, Inc.	60	1,978
Photronics, Inc.*	230	1,948
Maxwell Technologies, Inc.*	117	1,894
Formfactor, Inc.*	209	1,894
Liquidity Services, Inc.*	80	1,889
LTX-Credence Corp.*	209	1,868
EPIQ Systems, Inc.	130	1,849
TNS, Inc.*	109	1,809
Sycamore Networks, Inc.	80	1,779
Super Micro Computer, Inc.*	110	1,770
Zoran Corp.*	210	1,764
OCZ Technology Group, Inc.*	220	1,760
KIT Digital, Inc.*	147	1,755
Methode Electronics, Inc.	150	1,742
Electro Scientific Industries, Inc.*	90	1,737
S1 Corp.*	220	1,646
Oplink Communications, Inc.*	88	1,639
Accelrys, Inc.*	230	1,635
Internap Network Services Corp.*	220	1,617
ExlService Holdings, Inc.*	70	1,617
PROS Holdings, Inc.*	92	1,609
Inphi Corp.*	90	1,566
Daktronics, Inc.	145	1,565
MIPS Technologies, Inc. — Class A*	221	1,527
Nanometrics, Inc.*	80	1,519
Cass Information Systems, Inc.	40	1,510
Ciber, Inc.*	270	1,498
IXYS Corp.*	100	1,498
QuinStreet, Inc.*	115	1,493
Web.com Group, Inc.*	120	1,478
Aeroflex Holding Corp.*	80	1,452
Move, Inc.*	660	1,445
Infospace, Inc.*	157	1,432
Digi International, Inc.*	110	1,430
Oclaro, Inc.*	210	1,411
Globecomm Systems, Inc.*	90	1,400
Rudolph Technologies, Inc.*	130	1,392
Electro Rent Corp.	80	1,370
VASCO Data Security International, Inc.*	110	1,369
CTS Corp.	140	1,354
Xyratex Ltd.*	130	1,334
GSI Group, Inc.*	110	1,325
Echelon Corp.*	145	1,318
Cohu, Inc.	99	1,298
LoopNet, Inc.*	70	1,287
XO Group, Inc.*	129	1,284
Anaren, Inc.*	60	1,275
DemandTec, Inc.*	140	1,274
Kopin Corp.*	270	1,272
Extreme Networks*	392	1,270
Limelight Networks, Inc.*	276	1,259
Keynote Systems, Inc.	58	1,255
TeleNav, Inc.*	70	1,241
Motricity, Inc.*	160	1,237
Imation Corp.*	130	1,227
Gerber Scientific, Inc.*	110	1,224
RealNetworks, Inc.*	350	1,190
Envestnet, Inc.*	80	1,188
Seachange International, Inc.*	110	1,186
Rubicon Technology, Inc.*	70	1,180
NVE Corp.*	20	1,169
MoneyGram International, Inc.*	350	1,162
Mindspeed Technologies, Inc.*	140	1,120
Supertex, Inc.*	50	1,120
Virtusa Corp.*	59	1,118
AXT, Inc.*	130	1,102
Advanced Analogic Technologies, Inc.*	179	1,084
Saba Software, Inc.*	118	1,066
Integrated Silicon Solution, Inc.*	110	1,064
Zix Corp.*	277	1,064
Ness Technologies, Inc.*	140	1,060
Digimarc Corp.*	30	1,051
THQ, Inc.*	290	1,050
Symmetricom, Inc.*	180	1,049
Travelzoo, Inc.*	16	1,034
Perficient, Inc.*	100	1,026
Immersion Corp.*	120	1,024
Intevac, Inc.*	100	1,021
Emcore Corp.*	370	1,014
Wave Systems Corp. — Class A*	350	987
Aviat Networks, Inc.*	250	985
Sigma Designs, Inc.*	128	978
Cray, Inc.*	150	960
Support.com, Inc.*	200	960
Glu Mobile, Inc.*	180	949
Exar Corp.*	149	943
Zygo Corp.*	70	925
TeleCommunication Systems, Inc. — Class A*	190	918
Ultra Clean Holdings*	100	908
Anadigics, Inc.*	280	899
Pericom Semiconductor Corp.*	100	894
ServiceSource International, Inc.*	40	889
Echo Global Logistics, Inc.*	50	887
Cornerstone OnDemand, Inc.*	50	883
Active Network, Inc.*	50	880
Actuate Corp.*	150	878
DSP Group, Inc.*	100	870
Bel Fuse, Inc. — Class B	40	868
Multi-Fineline Electronix, Inc.*	40	864
Global Cash Access Holdings, Inc.*	269	855

58 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

SciQuest, Inc.*	50	$854
Vishay Precision Group, Inc.*	50	844
LeCroy Corp.*	70	843
Lionbridge Technologies, Inc.*	263	836
American Software, Inc. — Class A	100	831
Integral Systems, Inc.*	68	828
Amtech Systems, Inc.*	40	826
Openwave Systems, Inc.*	360	824
Richardson Electronics Ltd.	60	815
Rosetta Stone, Inc.*	50	807
ModusLink Global Solutions, Inc.	180	806
MoSys, Inc.*	140	805
Marchex, Inc. — Class A	90	799
Alpha & Omega Semiconductor Ltd.*	60	795
Westell Technologies, Inc. — Class A*	220	785
Computer Task Group, Inc.*	59	777
Callidus Software, Inc.*	130	760
Pulse Electronics Corp.	170	751
Axcelis Technologies, Inc.*	440	722
SPS Commerce, Inc.*	40	712
Responsys, Inc.*	40	709
Novatel Wireless, Inc.*	129	707
Renaissance Learning, Inc.	56	702
Dot Hill Systems Corp.*	240	682
NCI, Inc. — Class A*	30	682
Deltek, Inc.*	89	667
Hackett Group, Inc.*	130	662
PLX Technology, Inc.*	190	659
Mediamind Technologies, Inc.*	30	658
KVH Industries, Inc.*	60	638
Smith Micro Software, Inc.*	148	623
MaxLinear, Inc. — Class A*	71	615
PDF Solutions, Inc.*	100	596
Agilysys, Inc.*	70	584
Radisys Corp.*	80	583
FalconStor Software, Inc.*	130	582
GSI Technology, Inc.*	80	576
DDi Corp.	60	572
PRGX Global, Inc.*	80	572
Meru Networks, Inc.*	46	552
X-Rite, Inc.*	110	547
Dynamics Research Corp.*	40	546
Convio, Inc.*	50	541
Communications Systems, Inc.	30	538
Rimage Corp.	40	537
Procera Networks, Inc.*	50	536
Stamps.com, Inc.	40	534
Guidance Software, Inc.*	59	481
SRS Labs, Inc.*	50	479
ORBCOMM, Inc.*	150	470
TechTarget, Inc.*	60	454
ePlus, Inc.*	17	449
FSI International, Inc.*	160	438
eMagin Corp.*	70	425
Opnext, Inc.*	180	410
Demand Media, Inc.*	30	407
BigBand Networks, Inc.*	180	391
Numerex Corp. — Class A*	40	389
Identive Group, Inc.*	160	371
PC Connection, Inc.*	40	331
QAD, Inc. — Class A*	30	307
NeoPhotonics Corp.*	40	277
Dialogic, Inc.*	60	270
Ellie Mae, Inc.*	40	230
Viasystems Group, Inc.*	10	225
Quepasa Corp.*	30	217
Stream Global Services, Inc.*	40	132
FriendFinder Networks, Inc.*	20	81

Total Information Technology		956,328

INDUSTRIALS - 2.1%
Alaska Air Group, Inc.*	150	10,269
Clean Harbors, Inc.*	99	10,222
Acuity Brands, Inc.	180	10,040
Genesee & Wyoming, Inc. — Class A*	170	9,969
CLARCOR, Inc.	210	9,929
Esterline Technologies Corp.*	128	9,779
HEICO Corp.	171	9,361
Woodward, Inc.	260	9,064
Robbins & Myers, Inc.	170	8,984
Hexcel Corp.*	410	8,975
Dollar Thrifty Automotive Group, Inc.*	120	8,849
GT Solar International, Inc.*	524	8,489
Moog, Inc. — Class A*	190	8,269
EMCOR Group, Inc.*	279	8,177
Watsco, Inc.	118	8,023
Triumph Group, Inc.	80	7,966
Actuant Corp. — Class A	290	7,781
Teledyne Technologies, Inc.*	150	7,554
Middleby Corp.*	80	7,523
Avis Budget Group, Inc.*	440	7,520
Old Dominion Freight Line, Inc.*	195	7,274
EnerSys*	210	7,228
Belden, Inc.	200	6,972
FTI Consulting, Inc.*	180	6,829
AO Smith Corp.	160	6,768
United Stationers, Inc.	190	6,732
Acacia Research — Acacia Technologies*	180	6,604
United Rentals, Inc.*	260	6,604
CoStar Group, Inc.*	111	6,580
Herman Miller, Inc.	240	6,533
Atlas Air Worldwide Holdings, Inc.*	109	6,487
Chart Industries, Inc.*	120	6,478
Meritor, Inc.*	400	6,416
Brady Corp. — Class A	200	6,412

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Applied Industrial Technologies, Inc.	180	$6,410
JetBlue Airways Corp.*	1,030	6,283
Curtiss-Wright Corp.	190	6,150
Geo Group, Inc.*	267	6,149
Corporate Executive Board Co.	140	6,111
Mueller Industries, Inc.	160	6,066
US Airways Group, Inc.*	680	6,059
Brink’s Co.	200	5,966
Tetra Tech, Inc.*	260	5,850
Barnes Group, Inc.	229	5,681
HUB Group, Inc. — Class A*	150	5,649
II-VI, Inc.*	220	5,632
Rollins, Inc.	270	5,503
Deluxe Corp.	220	5,436
Kaydon Corp.	140	5,225
ABM Industries, Inc.	220	5,135
Simpson Manufacturing Company, Inc.	170	5,078
HNI Corp.	190	4,773
Franklin Electric Company, Inc.	100	4,695
MasTec, Inc.*	237	4,674
AAR Corp.	170	4,605
Watts Water Technologies, Inc. — Class A	130	4,603
Healthcare Services Group, Inc.	280	4,550
Werner Enterprises, Inc.	180	4,509
Swift Transportation Co. — Class A*	330	4,472
Raven Industries, Inc.	80	4,457
Korn*	200	4,398
Titan International, Inc.	180	4,367
Beacon Roofing Supply, Inc.*	190	4,336
Knight Transportation, Inc.	255	4,332
EnPro Industries, Inc.*	90	4,326
USG Corp.*	300	4,302
Quad	110	4,275
Interface, Inc. — Class A	219	4,242
Briggs & Stratton Corp.	210	4,171
Mine Safety Appliances Co.	110	4,107
ESCO Technologies, Inc.	110	4,048
Orbital Sciences Corp.*	240	4,044
Granite Construction, Inc.	164	4,023
Knoll, Inc.	200	4,014
Forward Air Corp.	117	3,953
Kaman Corp.	110	3,902
Ceradyne, Inc.*	100	3,899
Advisory Board Co.*	67	3,878
SYKES Enterprises, Inc.*	179	3,854
Amerco, Inc.*	40	3,846
Steelcase, Inc. — Class A	330	3,759
DigitalGlobe, Inc.*	146	3,710
Cubic Corp.	70	3,569
Insituform Technologies, Inc. — Class A*	170	3,565
3D Systems Corp.*	178	3,508
Blount International, Inc.*	200	3,494
Heartland Express, Inc.	210	3,478
Lindsay Corp.	50	3,440
RBC Bearings, Inc.*	90	3,398
Unifirst Corp.	60	3,371
GeoEye, Inc.*	90	3,366
RSC Holdings, Inc.*	280	3,349
Skywest, Inc.	220	3,313
Tennant Co.	80	3,194
Mobile Mini, Inc.*	150	3,178
Albany International Corp. — Class A	120	3,167
American Science & Engineering, Inc.	38	3,040
CIRCOR International, Inc.	70	2,998
Aircastle Ltd.	235	2,989
Allegiant Travel Co. — Class A*	60	2,970
Astec Industries, Inc.*	80	2,958
Insperity, Inc.	99	2,931
Sun Hydraulics Corp.	60	2,868
McGrath Rentcorp	100	2,808
TAL International Group, Inc.	80	2,762
TrueBlue, Inc.*	190	2,751
Trimas Corp.*	110	2,722
Wabash National Corp.*	290	2,717
Rush Enterprises, Inc. — Class A*	140	2,664
Huron Consulting Group, Inc.*	87	2,628
Quanex Building Products Corp.	160	2,622
Altra Holdings, Inc.*	109	2,615
Exponent, Inc.*	60	2,611
Arkansas Best Corp.	110	2,610
G&K Services, Inc. — Class A	77	2,607
Mueller Water Products, Inc. — Class A	650	2,587
Ameron International Corp.	39	2,562
Interline Brands, Inc.*	137	2,517
Tutor Perini Corp.	130	2,493
Colfax Corp.*	100	2,480
Aerovironment, Inc.*	70	2,475
Higher One Holdings, Inc.*	130	2,460
Dycom Industries, Inc.*	150	2,451
Layne Christensen Co.*	80	2,427
Sauer-Danfoss, Inc.*	48	2,419
Resources Connection, Inc.	190	2,288
Navigant Consulting, Inc.*	218	2,287
John Bean Technologies Corp.	117	2,260
AZZ, Inc.	49	2,244
Badger Meter, Inc.	60	2,219
Consolidated Graphics, Inc.*	40	2,198
Accuride Corp.*	170	2,147
ICF International, Inc.*	84	2,132
Griffon Corp.*	199	2,006
Swisher Hygiene, Inc.*	350	1,970
A123 Systems, Inc.*	370	1,968

60 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Viad Corp.	87	$1,939
Encore Wire Corp.	80	1,938
NACCO Industries, Inc. — Class A	20	1,936
Team, Inc.*	80	1,930
Generac Holdings, Inc.*	99	1,921
Universal Forest Products, Inc.	80	1,917
Ennis, Inc.	110	1,914
Gorman-Rupp Co.	58	1,911
SFN Group, Inc.*	210	1,909
Global Power Equipment Group, Inc.*	70	1,856
Tredegar Corp.	100	1,835
Kforce, Inc.*	140	1,831
Kelly Services, Inc. — Class A*	110	1,815
Cascade Corp.	38	1,808
ACCO Brands Corp.*	230	1,806
MYR Group, Inc.*	77	1,802
Titan Machinery, Inc.*	60	1,727
American Superconductor Corp.*	190	1,718
Trex Company, Inc.*	70	1,714
Federal Signal Corp.	260	1,706
Commercial Vehicle Group, Inc.*	120	1,703
Comfort Systems USA, Inc.	160	1,698
H&E Equipment Services, Inc.*	120	1,679
AAON, Inc.	75	1,638
EnergySolutions, Inc.	330	1,630
GenCorp, Inc.*	250	1,605
Greenbrier Companies, Inc.*	80	1,581
Capstone Turbine Corp.*	1,030	1,576
Air Transport Services Group, Inc.*	230	1,576
Heidrick & Struggles International, Inc.	69	1,562
Twin Disc, Inc.	40	1,545
Apogee Enterprises, Inc.	120	1,537
Kadant, Inc.*	48	1,512
EnerNOC, Inc.*	96	1,511
Marten Transport Ltd.	69	1,490
Force Protection, Inc.*	300	1,490
On Assignment, Inc.*	150	1,474
Cenveo, Inc.*	230	1,472
Gibraltar Industries, Inc.*	130	1,472
Textainer Group Holdings Ltd.	47	1,445
Standex International Corp.	47	1,441
Columbus McKinnon Corp.*	80	1,437
Primoris Services Corp.	110	1,419
Great Lakes Dredge & Dock Corp.	250	1,395
Powell Industries, Inc.*	38	1,387
PMFG, Inc.*	69	1,370
US Ecology, Inc.	80	1,368
CRA International, Inc.*	50	1,355
RailAmerica, Inc.*	90	1,350
Dynamic Materials Corp.	58	1,300
Vicor Corp.	80	1,294
LB Foster Co. — Class A	39	1,283
FreightCar America, Inc.*	50	1,267
Douglas Dynamics, Inc.	80	1,263
Astronics Corp.*	40	1,232
CBIZ, Inc.*	166	1,222
Kratos Defense & Security Solutions, Inc.*	100	1,216
Multi-Color Corp.	49	1,210
Hawaiian Holdings, Inc.*	210	1,197
Furmanite Corp.*	150	1,191
Taser International, Inc.*	250	1,137
Saia, Inc.*	67	1,136
American Reprographics Co.*	160	1,131
RPX Corp.*	40	1,121
Standard Parking Corp.*	70	1,118
Celadon Group, Inc.*	80	1,117
Dolan Co.*	130	1,101
Republic Airways Holdings, Inc.*	200	1,092
Houston Wire & Cable Co.	70	1,088
NN, Inc.*	70	1,047
M&F Worldwide Corp.*	40	1,034
Northwest Pipe Co.*	39	1,016
Orion Marine Group, Inc.*	108	1,016
DXP Enterprises, Inc.*	40	1,014
CAI International, Inc.*	49	1,012
Metalico, Inc.*	171	1,009
School Specialty, Inc.*	70	1,007
Ameresco, Inc. — Class A*	70	993
Keyw Holding Corp.*	80	991
Mistras Group, Inc.*	60	972
Hurco Companies, Inc.*	30	966
Xerium Technologies, Inc.*	51	946
American Railcar Industries, Inc.*	40	938
Ampco-Pittsburgh Corp.	40	938
Miller Industries, Inc.	50	935
InnerWorkings, Inc.*	110	917
Sterling Construction Company, Inc.*	66	909
Satcon Technology Corp.*	380	908
NCI Building Systems, Inc.*	79	900
Genco Shipping & Trading Ltd.*	117	880
LMI Aerospace, Inc.*	36	879
Insteel Industries, Inc.	70	878
Odyssey Marine Exploration, Inc.*	280	876
SeaCube Container Leasing Ltd.	50	859
Michael Baker Corp.*	40	845
Spirit Airlines, Inc.*	70	839
Kimball International, Inc. — Class B	130	836
Active Power, Inc.*	340	833
Schawk, Inc. — Class A	50	828
Ducommun, Inc.	40	823
Quality Distribution, Inc.*	63	820
GP Strategies Corp.*	60	820
Zipcar, Inc.*	40	816
Tecumseh Products Co. — Class A*	79	806
Lydall, Inc.*	67	801

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Graham Corp.	39	$796
Hudson Highland Group, Inc.*	139	744
Aceto Corp.	110	738
Intersections, Inc.	40	728
Preformed Line Products Co.	10	712
Alamo Group, Inc.	30	711
Pacer International, Inc.*	150	708
Flow International Corp.*	198	705
APAC Customer Services, Inc.*	130	693
American Woodmark Corp.	40	693
FuelCell Energy, Inc.*	523	685
Met-Pro Corp.	60	683
Patriot Transportation Holding, Inc.*	30	671
Casella Waste Systems, Inc. — Class A*	110	671
CDI Corp.	50	664
TMS International Corp. — Class A*	50	653
Broadwind Energy, Inc.*	449	651
Eagle Bulk Shipping, Inc.*	260	645
LSI Industries, Inc.	80	635
Park-Ohio Holdings Corp.*	30	634
Energy Recovery, Inc.*	190	621
Pike Electric Corp.*	70	619
Roadrunner Transportation Systems, Inc.*	40	603
Excel Maritime Carriers Ltd. — Class A*	190	589
Franklin Covey Co.*	60	581
PowerSecure International, Inc.*	80	578
Hill International, Inc.*	100	576
Coleman Cable, Inc.*	39	573
Microvision, Inc.*	440	537
Fuel Tech, Inc.*	80	530
VSE Corp.	20	498
Thermon Group Holdings, Inc.*	40	480
Essex Rental Corp.*	70	461
AT Cross Co. — Class A*	40	456
Ultrapetrol Bahamas Ltd.*	90	445
Courier Corp.	40	442
TRC Companies, Inc.*	70	438
Builders FirstSource, Inc.*	190	408
WCA Waste Corp.*	70	403
Baltic Trading Ltd.	70	402
UniTek Global Services, Inc.*	50	395
Heritage-Crystal Clean, Inc.*	20	384
Barrett Business Services, Inc.	26	372
Ener1, Inc.*	312	343
Universal Truckload Services, Inc.*	20	343
International Shipholding Corp.	16	340
Valence Technology, Inc.*	280	330
Covenant Transportation Group, Inc. — Class A*	40	310
United Capital Corp.*	10	299
Argan, Inc.*	27	274
Lawson Products, Inc.	10	197
Omega Flex, Inc.*	7	98

Total Industrials		814,037

CONSUMER DISCRETIONARY - 1.8%
Sotheby’s	280	12,180
Dana Holding Corp.*	610	11,163
Tenneco, Inc.*	250	11,017
Warnaco Group, Inc.*	180	9,405
CROCS, Inc.*	360	9,270
Wolverine World Wide, Inc.	210	8,768
Ascena Retail Group, Inc.*	257	8,751
Rent-A-Center, Inc. — Class A	270	8,251
Cinemark Holdings, Inc.	392	8,118
Brunswick Corp.	370	7,548
Cheesecake Factory, Inc.*	240	7,529
Iconix Brand Group, Inc.*	310	7,502
Men’s Wearhouse, Inc.	220	7,414
Timberland Co. — Class A*	170	7,305
Life Time Fitness, Inc.*	180	7,184
Coinstar, Inc.*	130	7,090
Vail Resorts, Inc.	150	6,933
Live Nation Entertainment, Inc.*	590	6,767
Six Flags Entertainment Corp.	180	6,741
Shutterfly, Inc.*	117	6,718
Domino’s Pizza, Inc.*	260	6,562
Carter’s, Inc.*	210	6,460
Valassis Communications, Inc.*	210	6,363
Strayer Education, Inc.	50	6,320
Hillenbrand, Inc.	260	6,149
Steven Madden Ltd.*	160	6,002
Pool Corp.	200	5,962
Aeropostale, Inc.*	340	5,950
Jos A. Bank Clothiers, Inc.*	118	5,901
ANN, Inc.*	220	5,742
HSN, Inc.*	170	5,596
Saks, Inc.*	480	5,362
Buffalo Wild Wings, Inc.*	80	5,305
BJ’s Restaurants, Inc.*	100	5,236
Genesco, Inc.*	100	5,210
Pier 1 Imports, Inc.*	450	5,206
Cooper Tire & Rubber Co.	259	5,126
Express, Inc.	230	5,014
New York Times Co. — Class A*	570	4,970
Office Depot, Inc.*	1,150	4,853
Childrens Place Retail Stores, Inc.*	109	4,849
Monro Muffler Brake, Inc.	130	4,848
Matthews International Corp. — Class A	120	4,818
Cabela’s, Inc.*	177	4,806
Jack in the Box, Inc.*	210	4,784
Cracker Barrel Old Country Store, Inc.	97	4,783
Finish Line, Inc. — Class A	220	4,708
Buckle, Inc.	110	4,697

62 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Meredith Corp.	150	$4,670
Vitamin Shoppe, Inc.*	100	4,576
Arbitron, Inc.	110	4,546
Bob Evans Farms, Inc.	130	4,546
Gaylord Entertainment Co.*	150	4,500
Texas Roadhouse, Inc. — Class A	256	4,489
Helen of Troy Ltd.*	130	4,489
Hibbett Sports, Inc.*	110	4,478
Penske Automotive Group, Inc.	190	4,321
Orient-Express Hotels Ltd. — Class A*	400	4,300
Select Comfort Corp.*	230	4,135
Group 1 Automotive, Inc.	100	4,118
American Greetings Corp. — Class A	170	4,087
99 Cents Only Stores*	200	4,048
Eastman Kodak Co.*	1,130	4,045
PF Chang’s China Bistro, Inc.	100	4,024
Jones Group, Inc.	370	4,015
MDC Holdings, Inc.	160	3,942
National CineMedia, Inc.	230	3,889
Pinnacle Entertainment, Inc.*	260	3,874
Collective Brands, Inc.*	260	3,819
Regis Corp.	240	3,677
K12, Inc.*	110	3,645
Cato Corp. — Class A	120	3,456
iRobot Corp.*	97	3,423
International Speedway Corp. — Class A	120	3,409
CEC Entertainment, Inc.	80	3,209
True Religion Apparel, Inc.*	110	3,199
Ascent Media Corp. — Class A*	60	3,178
American Axle & Manufacturing Holdings, Inc.*	278	3,164
Ryland Group, Inc.	190	3,141
DineEquity, Inc.*	60	3,136
KB Home	320	3,130
American Public Education, Inc.*	70	3,116
Ameristar Casinos, Inc.	130	3,082
Vera Bradley, Inc.*	80	3,056
Central European Media Enterprises, Ltd. — Class A*	150	2,963
Belo Corp. — Class A	390	2,937
Capella Education Co.*	70	2,929
Scholastic Corp.	110	2,926
Modine Manufacturing Co.*	190	2,920
Columbia Sportswear Co.	46	2,916
Ruby Tuesday, Inc.*	270	2,911
OfficeMax, Inc.*	360	2,826
Peet’s Coffee & Tea, Inc.*	48	2,770
Maidenform Brands, Inc.*	100	2,766
Sonic Corp.*	260	2,764
Biglari Holdings, Inc.*	7	2,737
Meritage Homes Corp.*	120	2,707
Steiner Leisure Ltd.*	58	2,649
Papa John’s International, Inc.*	79	2,628
Lumber Liquidators Holdings, Inc.*	100	2,540
Quiksilver, Inc.*	540	2,538
Stage Stores, Inc.	150	2,520
Sonic Automotive, Inc. — Class A	170	2,491
Scientific Games Corp. — Class A*	240	2,482
Exide Technologies*	320	2,445
G-III Apparel Group Ltd.*	70	2,414
Stewart Enterprises, Inc. — Class A	330	2,409
PEP Boys-Manny Moe & Jack	220	2,405
Sinclair Broadcast Group, Inc. — Class A	212	2,328
Interval Leisure Group, Inc.*	170	2,327
Skechers U.S.A., Inc. — Class A*	160	2,317
Fred’s, Inc. — Class A	160	2,309
Krispy Kreme Doughnuts, Inc.*	240	2,282
Churchill Downs, Inc.	50	2,254
Asbury Automotive Group, Inc.*	120	2,224
Superior Industries International, Inc.	100	2,211
Blue Nile, Inc.*	50	2,199
GNC Holdings, Inc. — Class A*	100	2,181
Zumiez, Inc.*	87	2,172
La-Z-Boy, Inc.*	220	2,171
Shuffle Master, Inc.*	230	2,152
Liz Claiborne, Inc.*	400	2,140
Ethan Allen Interiors, Inc.	100	2,129
Charming Shoppes, Inc.*	490	2,038
National Presto Industries, Inc.	20	2,030
Jakks Pacific, Inc.*	110	2,025
Brown Shoe Company, Inc.	188	2,002
Boyd Gaming Corp.*	230	2,001
Barnes & Noble, Inc.	120	1,990
MDC Partners, Inc. — Class A	110	1,987
Dorman Products, Inc.*	50	1,979
Drew Industries, Inc.	80	1,978
Warner Music Group Corp.*	240	1,973
Bravo Brio Restaurant Group, Inc.*	80	1,954
Rue21, Inc.*	60	1,950
Knology, Inc.*	130	1,930
Wet Seal, Inc. — Class A*	420	1,877
Red Robin Gourmet Burgers, Inc.*	50	1,819
Core-Mark Holding Company, Inc.*	50	1,785
Lithia Motors, Inc. — Class A	90	1,767
Sturm Ruger & Company, Inc.	80	1,756
Bridgepoint Education, Inc.*	70	1,750
Fuel Systems Solutions, Inc.*	70	1,746
Universal Technical Institute, Inc.	88	1,740
Grand Canyon Education, Inc.*	120	1,702
Oxford Industries, Inc.	50	1,688
Callaway Golf Co.	270	1,679
AFC Enterprises, Inc.*	100	1,645
Stoneridge, Inc.*	108	1,592
Denny’s Corp.*	410	1,591
Amerigon, Inc.*	90	1,564

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Harte-Hanks, Inc.	190	$1,543
NutriSystem, Inc.	109	1,533
California Pizza Kitchen, Inc.*	80	1,478
Standard Pacific Corp.*	440	1,474
Universal Electronics, Inc.*	58	1,465
Lincoln Educational Services Corp.	85	1,458
HOT Topic, Inc.	190	1,414
Corinthian Colleges, Inc.*	330	1,406
EW Scripps Co. — Class A*	140	1,354
America’s Car-Mart, Inc.*	40	1,320
Cavco Industries, Inc.*	29	1,305
Valuevision Media, Inc. — Class A*	170	1,301
Libbey, Inc.*	80	1,298
Perry Ellis International, Inc.*	50	1,263
Lions Gate Entertainment Corp.*	190	1,258
Standard Motor Products, Inc.	80	1,218
Shoe Carnival, Inc.*	40	1,206
Fisher Communications, Inc.*	40	1,193
Body Central Corp.*	50	1,177
K-Swiss, Inc. — Class A*	110	1,169
Winnebago Industries, Inc.*	120	1,159
Stein Mart, Inc.	120	1,157
Movado Group, Inc.	67	1,146
World Wrestling Entertainment, Inc. — Class A	114	1,086
Beazer Homes USA, Inc.*	320	1,085
PetMed Express, Inc.	90	1,066
hhgregg, Inc.*	78	1,045
Blyth, Inc.	20	1,007
Bebe Stores, Inc.	162	990
M/I Homes, Inc.*	80	981
Talbots, Inc.*	290	969
Journal Communications, Inc. — Class A*	179	925
Haverty Furniture Companies, Inc.	79	909
Citi Trends, Inc.*	59	890
Marcus Corp.	90	889
MarineMax, Inc.*	100	876
Entercom Communications Corp. — Class A*	100	868
Christopher & Banks Corp.	150	863
Tuesday Morning Corp.*	180	837
ReachLocal, Inc.*	40	833
Isle of Capri Casinos, Inc.*	94	832
Ruth’s Hospitality Group, Inc.*	148	830
Unifi, Inc.*	60	828
Kirkland’s, Inc.*	67	805
Cost Plus, Inc.*	80	800
Destination Maternity Corp.	40	799
Steinway Musical Instruments, Inc.*	30	771
Overstock.com, Inc.*	50	761
Spartan Motors, Inc.	140	756
Motorcar Parts of America, Inc.*	50	750
Smith & Wesson Holding Corp.*	250	750
Casual Male Retail Group, Inc.*	180	747
Systemax, Inc.*	50	747
Furniture Brands International, Inc.*	180	745
Saga Communications, Inc. — Class A*	20	740
Weyco Group, Inc.	30	738
Zale Corp.*	130	728
Mac-Gray Corp.	47	726
Leapfrog Enterprises, Inc. — Class A*	170	717
interCLICK, Inc.*	90	716
Caribou Coffee Company, Inc.*	54	715
Rentrak Corp.*	40	710
Speedway Motorsports, Inc.	50	709
Big 5 Sporting Goods Corp.	90	707
Global Traffic Network, Inc.*	60	689
Town Sports International Holdings, Inc.*	90	685
McClatchy Co. — Class A*	240	674
Morgans Hotel Group Co.*	90	647
Arctic Cat, Inc.*	47	631
Benihana, Inc. — Class A*	60	629
CSS Industries, Inc.	30	628
Hovnanian Enterprises, Inc. — Class A*	260	627
West Marine, Inc.*	60	622
Ambassadors Group, Inc.	70	618
Cherokee, Inc.	36	618
Audiovox Corp. — Class A*	80	605
Jamba, Inc.*	277	593
AH Belo Corp. — Class A	79	588
LIN TV Corp. — Class A*	120	584
O’Charleys, Inc.*	77	563
Gray Television, Inc.*	210	554
New York & Company, Inc.*	108	535
Geeknet, Inc.*	20	534
Sealy Corp.*	210	531
Tower International, Inc.*	30	531
Carrols Restaurant Group, Inc.*	50	522
Pacific Sunwear of California, Inc.*	200	522
Delta Apparel, Inc.*	30	510
McCormick & Schmick’s Seafood Restaurants, Inc.*	59	507
Multimedia Games Holding Company, Inc.*	110	500
REX American Resources Corp.*	30	498
PRIMEDIA, Inc.	70	494
Archipelago Learning, Inc.*	50	493
Summer Infant, Inc.*	60	487
Bon-Ton Stores, Inc.	50	486
Conn’s, Inc.*	56	484
Martha Stewart Living Omnimedia — Class A*	109	473
Black Diamond, Inc.*	60	473

64 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Skyline Corp.	27	$473
Global Sources Ltd.*	50	460
Lifetime Brands, Inc.	39	458
Build-A-Bear Workshop, Inc. — Class A*	70	456
RG Barry Corp.	40	451
US Auto Parts Network, Inc.*	58	444
Red Lion Hotels Corp.*	56	442
Luby’s, Inc.*	80	442
Winmark Corp.	10	433
Monarch Casino & Resort, Inc.*	40	418
Nexstar Broadcasting Group, Inc. — Class A*	50	410
Outdoor Channel Holdings, Inc.	60	410
Entravision Communications Corp. — Class A*	210	388
National American University Holdings, Inc.	40	376
Kenneth Cole Productions, Inc. — Class A*	30	375
Coldwater Creek, Inc.*	250	350
Gordmans Stores, Inc.*	20	348
Johnson Outdoors, Inc. — Class A*	20	342
1-800-Flowers.com, Inc. — Class A*	110	341
Syms Corp.*	30	323
Cumulus Media, Inc. — Class A*	90	315
Einstein Noah Restaurant Group, Inc.	20	299
Crown Media Holdings, Inc. — Class A*	147	281
Marine Products Corp.*	39	262
Cambium Learning Group, Inc.*	70	236
Orbitz Worldwide, Inc.*	90	224
Shiloh Industries, Inc.	20	216
Value Line, Inc.	10	134
Westwood One, Inc.*	20	103

Total Consumer Discretionary		698,581

HEALTH CARE - 1.7%
Healthspring, Inc.*	280	12,916
Healthsouth Corp.*	400	10,496
Medicis Pharmaceutical Corp. — Class A	260	9,924
Salix Pharmaceuticals Ltd.*	240	9,559
Onyx Pharmaceuticals, Inc.*	270	9,531
Owens & Minor, Inc.	270	9,312
WellCare Health Plans, Inc.*	180	9,254
HMS Holdings Corp.*	118	9,071
Cubist Pharmaceuticals, Inc.*	250	8,998
Cepheid, Inc.*	255	8,833
STERIS Corp.	250	8,745
Seattle Genetics, Inc.*	400	8,208
InterMune, Inc.*	210	7,529
Centene Corp.*	210	7,461
Alkermes, Inc.*	400	7,440
Volcano Corp.*	224	7,233
Magellan Health Services, Inc.*	130	7,116
Haemonetics Corp.*	110	7,081
Incyte Corporation Ltd.*	370	7,008
Quality Systems, Inc.	80	6,984
Masimo Corp.	218	6,470
PSS World Medical, Inc.*	230	6,442
Theravance, Inc.*	290	6,441
Ariad Pharmaceuticals, Inc.*	552	6,254
athenahealth, Inc.*	150	6,165
West Pharmaceutical Services, Inc.	140	6,126
Viropharma, Inc.*	320	5,920
Chemed Corp.	90	5,897
Impax Laboratories, Inc.*	270	5,883
Parexel International Corp.*	249	5,866
Align Technology, Inc.*	256	5,837
NuVasive, Inc.*	170	5,590
Acorda Therapeutics, Inc.*	170	5,493
Questcor Pharmaceuticals, Inc.*	220	5,302
Immucor, Inc.*	250	5,105
Zoll Medical Corp.*	89	5,043
Par Pharmaceutical Companies, Inc.*	150	4,947
Accretive Health, Inc.*	170	4,894
Exelixis, Inc.*	540	4,838
Kindred Healthcare, Inc.*	220	4,723
Neogen Corp.*	100	4,521
Integra LifeSciences Holdings Corp.*	90	4,303
Insulet Corp.*	190	4,212
Meridian Bioscience, Inc.	170	4,099
DexCom, Inc.*	280	4,057
MWI Veterinary Supply, Inc.*	50	4,039
Invacare Corp.	120	3,983
NxStage Medical, Inc.*	190	3,956
MAKO Surgical Corp.*	130	3,865
Auxilium Pharmaceuticals, Inc.*	197	3,861
HeartWare International, Inc.*	52	3,852
Isis Pharmaceuticals, Inc.*	420	3,847
Medicines Co.*	230	3,797
Immunogen, Inc.*	310	3,779
Arthrocare Corp.*	110	3,682
Momenta Pharmaceuticals, Inc.*	188	3,658
Air Methods Corp.*	47	3,513
Nektar Therapeutics*	480	3,490
PDL BioPharma, Inc.	590	3,463
Hanger Orthopedic Group, Inc.*	140	3,426
NPS Pharmaceuticals, Inc.*	360	3,402
Cyberonics, Inc.*	120	3,354
Luminex Corp.*	160	3,344
CONMED Corp.*	117	3,332
Amsurg Corp. — Class A*	127	3,319
Ironwood Pharmaceuticals, Inc. — Class A*	210	3,301
Orthofix International N.V.*	77	3,270

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

IPC The Hospitalist Company, Inc.*	70	$3,245
Amedisys, Inc.*	120	3,196
Molina Healthcare, Inc.*	115	3,119
Sequenom, Inc.*	410	3,096
Jazz Pharmaceuticals, Inc.*	90	3,002
Computer Programs & Systems, Inc.	45	2,857
ExamWorks Group, Inc.*	110	2,793
Medivation, Inc.*	130	2,786
Vivus, Inc.*	340	2,768
Emeritus Corp.*	130	2,762
MedAssets, Inc.*	204	2,725
Gentiva Health Services, Inc.*	130	2,708
Merit Medical Systems, Inc.*	150	2,696
Greatbatch, Inc.*	100	2,682
Rigel Pharmaceuticals, Inc.*	290	2,659
Analogic Corp.	50	2,630
Targacept, Inc.*	117	2,465
Landauer, Inc.	39	2,402
Wright Medical Group, Inc.*	160	2,400
Team Health Holdings, Inc.*	106	2,386
Affymetrix, Inc.*	300	2,379
Abaxis, Inc.*	87	2,371
Halozyme Therapeutics, Inc.*	340	2,349
Accuray, Inc.*	290	2,323
Sunrise Senior Living, Inc.*	240	2,287
Optimer Pharmaceuticals, Inc.*	190	2,259
Emergent Biosolutions, Inc.*	100	2,255
Savient Pharmaceuticals, Inc.*	300	2,247
AVEO Pharmaceuticals, Inc.*	109	2,246
ICU Medical, Inc.*	50	2,185
Omnicell, Inc.*	140	2,183
Micromet, Inc.*	380	2,181
Geron Corp.*	540	2,165
Ensign Group, Inc.	70	2,127
Healthways, Inc.*	140	2,125
Medidata Solutions, Inc.*	89	2,124
SonoSite, Inc.*	60	2,110
ABIOMED, Inc.*	130	2,106
Bio-Reference Labs, Inc.*	100	2,090
Spectrum Pharmaceuticals, Inc.*	220	2,038
Pharmacyclics, Inc.*	190	1,984
National Healthcare Corp.	40	1,983
Atrion Corp.	10	1,978
Genomic Health, Inc.*	70	1,954
Exact Sciences Corp.*	220	1,892
Endologix, Inc.*	200	1,860
Quidel Corp.*	120	1,818
Depomed, Inc.*	220	1,800
Natus Medical, Inc.*	118	1,788
Ardea Biosciences, Inc.*	69	1,757
AVANIR Pharmaceuticals, Inc. — Class A*	520	1,747
Triple-S Management Corp. — Class B*	80	1,738
Enzon Pharmaceuticals, Inc.*	170	1,708
OraSure Technologies, Inc.*	200	1,706
Opko Health, Inc.*	460	1,697
AMAG Pharmaceuticals, Inc.*	90	1,692
Neurocrine Biosciences, Inc.*	210	1,691
Select Medical Holdings Corp.*	190	1,685
MedQuist Holdings, Inc.*	130	1,680
Pacific Biosciences of California, Inc.*	140	1,638
Caliper Life Sciences, Inc.*	200	1,622
Akorn, Inc.*	230	1,610
Oncothyreon, Inc.*	170	1,562
LHC Group, Inc.*	67	1,545
Universal American Corp.	140	1,533
PharMerica Corp.*	120	1,531
ZIOPHARM Oncology, Inc.*	250	1,530
Conceptus, Inc.*	130	1,517
Cantel Medical Corp.	56	1,507
Cadence Pharmaceuticals, Inc.*	160	1,472
Angiodynamics, Inc.*	100	1,423
AMN Healthcare Services, Inc.*	170	1,414
Corvel Corp.*	30	1,407
Alnylam Pharmaceuticals, Inc.*	150	1,405
MAP Pharmaceuticals, Inc.*	86	1,373
Keryx Biopharmaceuticals, Inc.*	290	1,372
SIGA Technologies, Inc.*	140	1,364
Arqule, Inc.*	217	1,356
Dynavax Technologies Corp.*	490	1,347
Symmetry Medical, Inc.*	150	1,345
Assisted Living Concepts, Inc. — Class A	80	1,342
eResearchTechnology, Inc.*	210	1,338
Sangamo Biosciences, Inc.*	220	1,296
Achillion Pharmaceuticals, Inc.*	170	1,265
Lexicon Pharmaceuticals, Inc.*	710	1,250
Unilife Corp.*	240	1,243
US Physical Therapy, Inc.	50	1,236
Vical, Inc.*	300	1,236
Neoprobe Corp.*	370	1,228
MannKind Corp.*	322	1,224
Insmed, Inc.*	100	1,199
Medcath Corp.*	87	1,182
Transcend Services, Inc.*	40	1,176
Curis, Inc.*	320	1,146
Merge Healthcare, Inc.*	220	1,144
Immunomedics, Inc.*	280	1,140
Idenix Pharmaceuticals, Inc.*	226	1,130
Chelsea Therapeutics International Ltd.*	220	1,122
BioScrip, Inc.*	170	1,103
Cell Therapeutics, Inc.*	700	1,103
Capital Senior Living Corp.*	117	1,087

66 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Tornier BV*	40	$1,078
Biosante Pharmaceuticals, Inc.*	390	1,072
Hi-Tech Pharmacal Company, Inc.*	37	1,070
XenoPort, Inc.*	150	1,068
Inhibitex, Inc.*	270	1,058
Affymax, Inc.*	147	1,010
Kensey Nash Corp.*	40	1,009
Metabolix, Inc.*	137	978
Nabi Biopharmaceuticals*	180	968
Columbia Laboratories, Inc.*	310	958
Codexis, Inc.*	99	953
Cytori Therapeutics, Inc.*	198	948
Ligand Pharmaceuticals, Inc. — Class B*	79	944
Delcath Systems, Inc.*	180	929
Cross Country Healthcare, Inc.*	120	912
Kendle International, Inc.*	60	905
Palomar Medical Technologies, Inc.*	80	902
Rockwell Medical Technologies, Inc.*	70	899
Sun Healthcare Group, Inc.*	109	874
Cardiovascular Systems, Inc.*	60	874
Synovis Life Technologies, Inc.*	50	871
Raptor Pharmaceutical Corp.*	140	867
Progenics Pharmaceuticals, Inc.*	120	862
Endocyte, Inc.*	60	859
Vascular Solutions, Inc.*	69	856
Spectranetics Corp.*	137	852
Sciclone Pharmaceuticals, Inc.*	140	846
Vanda Pharmaceuticals, Inc.*	118	843
ISTA Pharmaceuticals, Inc.*	110	841
Arena Pharmaceuticals, Inc.*	613	834
Antares Pharma, Inc.*	370	818
AVI BioPharma, Inc.*	570	815
Dyax Corp.*	410	812
Metropolitan Health Networks, Inc.*	169	810
Sagent Pharmaceuticals, Inc.*	30	809
Novavax, Inc.*	400	808
Alphatec Holdings, Inc.*	231	804
HealthStream, Inc.*	60	796
Staar Surgical Co.*	150	795
Almost Family, Inc.*	29	795
American Dental Partners, Inc.*	60	778
AtriCure, Inc.*	60	774
Five Star Quality Care, Inc.*	130	755
Continucare Corp.*	120	742
Santarus, Inc.*	220	741
Skilled Healthcare Group, Inc. — Class A*	78	738
Zalicus, Inc.*	310	738
Obagi Medical Products, Inc.*	77	726
Exactech, Inc.*	40	720
SuperGen, Inc.*	240	715
Allos Therapeutics, Inc.*	330	706
IRIS International, Inc.*	70	699
Maxygen, Inc.	127	695
Corcept Therapeutics, Inc.*	174	694
Furiex Pharmaceuticals, Inc.*	39	694
Durect Corp.*	340	690
Solta Medical, Inc.*	250	690
Hansen Medical, Inc.*	202	689
OncoGenex Pharmaceutical, Inc.*	40	681
Chindex International, Inc.*	50	681
Enzo Biochem, Inc.*	160	680
Uroplasty, Inc.*	90	675
CryoLife, Inc.*	120	672
SurModics, Inc.*	60	666
Infinity Pharmaceuticals, Inc.*	80	661
Nymox Pharmaceutical Corp.*	77	643
Celldex Therapeutics, Inc.*	180	639
Providence Service Corp.*	50	632
Stereotaxis, Inc.*	180	632
RTI Biologics, Inc.*	230	623
Ampio Pharmaceuticals, Inc.*	80	623
Dusa Pharmaceuticals, Inc.*	100	622
Biolase Technology, Inc.*	120	617
Complete Genomics, Inc.*	40	611
Cerus Corp.*	200	600
KV Pharmaceutical Co. — Class A*	220	598
Pain Therapeutics, Inc.	150	580
RadNet, Inc.*	130	572
Anthera Pharmaceuticals, Inc.*	70	572
Young Innovations, Inc.	20	570
Cambrex Corp.*	120	554
Medical Action Industries, Inc.*	68	554
ePocrates, Inc.*	30	553
Osiris Therapeutics, Inc.*	70	542
Array Biopharma, Inc.*	240	538
Harvard Bioscience, Inc.*	100	533
CardioNet, Inc.*	100	531
Medtox Scientific, Inc.	30	524
Peregrine Pharmaceuticals, Inc.*	280	521
Biotime, Inc.*	100	513
Fluidigm Corp.*	30	503
Synta Pharmaceuticals Corp.*	100	503
Synergetics USA, Inc.*	90	496
Aegerion Pharmaceuticals, Inc.*	30	473
Pozen, Inc.*	110	462
BioCryst Pharmaceuticals, Inc.*	120	458
Biospecifics Technologies Corp.*	20	448
Cynosure, Inc. — Class A*	37	448
PharmAthene, Inc.*	150	441
Albany Molecular Research, Inc.*	90	433
Amicus Therapeutics, Inc.*	70	416
BioMimetic Therapeutics, Inc.*	80	410
Alimera Sciences, Inc.*	50	407
GTx, Inc.*	80	383
Alliance HealthCare Services, Inc.*	100	380
National Research Corp.	10	365
Lannett Company, Inc.*	70	349

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cleveland Biolabs, Inc.*	100	$341
Anacor Pharmaceuticals, Inc.*	50	323
DynaVox, Inc. — Class A*	40	304
Bacterin International Holdings, Inc.*	90	256
Sunesis Pharmaceuticals, Inc.*	120	251
Pacira Pharmaceuticals, Inc.*	20	240
BG Medicine, Inc.*	30	239
Trius Therapeutics, Inc.*	30	238
Neostem, Inc.*	160	237
Cornerstone Therapeutics, Inc.*	26	233
Transcept Pharmaceuticals, Inc.*	20	219
Orexigen Therapeutics, Inc.*	130	207
Sucampo Pharmaceuticals, Inc. — Class A*	50	205
Zogenix, Inc.*	50	201
Acura Pharmaceuticals, Inc.*	49	190
Pernix Therapeutics Holdings*	10	85

Total Health Care		655,751

ENERGY - 0.9%
Berry Petroleum Co. — Class A	220	11,689
Rosetta Resources, Inc.*	220	11,339
Lufkin Industries, Inc.	129	11,100
Complete Production Services, Inc.*	330	11,009
World Fuel Services Corp.	300	10,779
Energy XXI Bermuda Ltd.*	320	10,630
Dril-Quip, Inc.*	140	9,496
Key Energy Services, Inc.*	520	9,360
Bill Barrett Corp.*	200	9,270
CVR Energy, Inc.*	365	8,986
Patriot Coal Corp.*	380	8,459
Bristow Group, Inc.	150	7,653
McMoRan Exploration Co.*	410	7,577
Oasis Petroleum, Inc.*	250	7,420
Helix Energy Solutions Group, Inc.*	440	7,286
Swift Energy Co.*	180	6,709
Carrizo Oil & Gas, Inc.*	160	6,680
Stone Energy Corp.*	206	6,260
Comstock Resources, Inc.*	200	5,758
Northern Oil and Gas, Inc.*	256	5,670
Cloud Peak Energy, Inc.*	260	5,538
Exterran Holdings, Inc.*	270	5,354
Golar LNG Ltd.	150	5,234
ION Geophysical Corp.*	547	5,175
Gulfport Energy Corp.*	156	4,632
Nordic American Tanker Shipping Ltd.	200	4,548
Gulfmark Offshore, Inc. — Class A*	100	4,419
SemGroup Corp. — Class A*	170	4,364
Kodiak Oil & Gas Corp.*	750	4,327
Tetra Technologies, Inc.*	320	4,074
Western Refining, Inc.*	220	3,975
W&T Offshore, Inc.	150	3,918
Pioneer Drilling Co.*	228	3,475
Newpark Resources, Inc.*	380	3,447
Ship Finance International Ltd.	190	3,424
Frontline Ltd.	220	3,243
Magnum Hunter Resources Corp.*	470	3,177
Basic Energy Services, Inc.*	100	3,147
Apco Oil and Gas International, Inc.	36	3,129
James River Coal Co.*	150	3,123
Resolute Energy Corp.*	190	3,070
Petroleum Development Corp.*	100	2,991
Overseas Shipholding Group, Inc.	109	2,936
Contango Oil & Gas Co.*	50	2,922
ATP Oil & Gas Corp.*	190	2,909
Parker Drilling Co.*	490	2,866
Hyperdynamics Corp.*	650	2,795
Hornbeck Offshore Services, Inc.*	100	2,750
Clean Energy Fuels Corp.*	208	2,735
Cheniere Energy, Inc.*	290	2,656
Hercules Offshore, Inc.*	480	2,645
Tesco Corp.*	130	2,523
Penn Virginia Corp.	190	2,510
Cal Dive International, Inc.*	400	2,392
Endeavour International Corp.*	158	2,381
Targa Resources Corp.	70	2,342
Global Industries Ltd.*	420	2,302
Approach Resources, Inc.*	94	2,131
Goodrich Petroleum Corp.*	110	2,025
Crosstex Energy, Inc.	170	2,023
Knightsbridge Tankers Ltd.	90	1,983
Amyris, Inc.*	70	1,966
Gulf Island Fabrication, Inc.	60	1,937
FX Energy, Inc.*	220	1,932
Energy Partners Ltd.*	120	1,777
Georesources, Inc.*	76	1,709
OYO Geospace Corp.*	17	1,700
Teekay Tankers Ltd. — Class A	180	1,692
USEC, Inc.*	490	1,637
Petroquest Energy, Inc.*	230	1,615
Rex Energy Corp.*	152	1,561
Harvest Natural Resources, Inc.*	140	1,544
Venoco, Inc.*	120	1,529
Matrix Service Co.*	110	1,472
Global Geophysical Services, Inc.*	81	1,442
BPZ Resources, Inc.*	433	1,420
Willbros Group, Inc.*	160	1,366
Vantage Drilling Co.*	728	1,325
Abraxas Petroleum Corp.*	340	1,302
Houston American Energy Corp.	70	1,269
Vaalco Energy, Inc.*	210	1,264
Clayton Williams Energy, Inc.*	20	1,201
Triangle Petroleum Corp.*	180	1,163
Solazyme, Inc.*	50	1,148
Warren Resources, Inc.*	300	1,143
Callon Petroleum Co.*	160	1,123

68 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

GMX Resources, Inc.*	250	$1,113
PHI, Inc.*	50	1,087
DHT Holdings, Inc.	270	1,034
Scorpio Tankers, Inc.*	100	999
Rentech, Inc.*	927	983
Green Plains Renewable Energy, Inc.*	90	971
Delek US Holdings, Inc.	60	942
Uranium Energy Corp.*	299	915
Dawson Geophysical Co.*	26	888
Panhandle Oil and Gas, Inc. — Class A	28	826
Miller Energy Resources, Inc.*	129	826
Uranerz Energy Corp.*	270	815
Gastar Exploration Ltd.*	237	813
Natural Gas Services Group, Inc.*	46	743
Westmoreland Coal Co.*	40	710
Mitcham Industries, Inc.*	40	692
Ur-Energy, Inc.*	430	688
General Maritime Corp.	492	664
Zion Oil & Gas, Inc.*	110	654
Uranium Resources, Inc.*	390	651
Union Drilling, Inc.*	58	597
Voyager Oil & Gas, Inc.*	200	594
Alon USA Energy, Inc.	51	575
Evolution Petroleum Corp.*	69	490
L&L Energy, Inc.*	90	462
Syntroleum Corp.*	308	453
RigNet, Inc.*	20	340
CAMAC Energy, Inc.*	250	332
Crimson Exploration, Inc.*	90	320
Geokinetics, Inc.*	40	315
Gevo, Inc.*	20	315
Hallador Energy Co.	17	163

Total Energy		367,947

MATERIALS - 0.7%
Stillwater Mining Co.*	428	9,420
Coeur d’Alene Mines Corp.*	380	9,219
Hecla Mining Co.*	1,170	8,997
Sensient Technologies Corp.	210	7,785
Olin Corp.	330	7,478
Chemtura Corp.*	400	7,280
NewMarket Corp.	40	6,828
Thompson Creek Metals Company, Inc.*	640	6,387
PolyOne Corp.	390	6,033
Globe Specialty Metals, Inc.	260	5,829
Worthington Industries, Inc.	240	5,544
Minerals Technologies, Inc.	80	5,303
Eagle Materials, Inc.	190	5,295
OM Group, Inc.*	130	5,283
Balchem Corp.	120	5,254
HB Fuller Co.	210	5,128
RTI International Metals, Inc.*	130	4,988
Kraton Performance Polymers, Inc.*	127	4,975
Ferro Corp.*	360	4,838
Buckeye Technologies, Inc.	170	4,587
Louisiana-Pacific Corp.*	550	4,477
Innophos Holdings, Inc.	87	4,246
Calgon Carbon Corp.*	240	4,080
Texas Industries, Inc.	97	4,038
Schweitzer-Mauduit International, Inc.	70	3,931
AMCOL International Corp.	100	3,816
Kaiser Aluminum Corp.	68	3,714
Graphic Packaging Holding Co.*	674	3,667
Boise, Inc.	444	3,459
Arch Chemicals, Inc.	100	3,444
Century Aluminum Co.*	220	3,443
Koppers Holdings, Inc.	90	3,414
Georgia Gulf Corp.*	140	3,380
Innospec, Inc.*	100	3,361
Materion Corp.*	90	3,327
LSB Industries, Inc.*	77	3,305
A. Schulman, Inc.	130	3,275
Clearwater Paper Corp.*	47	3,209
Gold Resource Corp.*	120	2,992
PH Glatfelter Co.	190	2,922
Haynes International, Inc.	47	2,911
Deltic Timber Corp.	50	2,684
KapStone Paper and Packaging Corp.*	160	2,651
US Gold Corp.*	439	2,647
Horsehead Holding Corp.*	180	2,398
Graham Packaging Company, Inc.*	95	2,396
Golden Star Resources Ltd.*	1,080	2,376
TPC Group, Inc.*	60	2,353
Quaker Chemical Corp.	50	2,150
Stepan Co.	30	2,127
STR Holdings, Inc.*	129	1,925
Flotek Industries, Inc.*	210	1,789
Zep, Inc.	90	1,701
Jaguar Mining, Inc.*	350	1,673
Paramount Gold and Silver Corp.*	490	1,597
Noranda Aluminum Holding Corp.*	97	1,469
Hawkins, Inc.	40	1,449
Wausau Paper Corp.	209	1,409
Myers Industries, Inc.	130	1,336
Omnova Solutions, Inc.*	189	1,315
Neenah Paper, Inc.	60	1,277
Zoltek Companies, Inc.*	120	1,264
General Moly, Inc.*	280	1,249
Universal Stainless & Alloy*	26	1,216
American Vanguard Corp.	90	1,167
AM Castle & Co.*	70	1,163
Olympic Steel, Inc.	40	1,101
Zagg, Inc.*	80	1,072
FutureFuel Corp.	80	969
Golden Minerals Co.*	50	889

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Senomyx, Inc.*	167	$858
Vista Gold Corp.*	300	849
Headwaters, Inc.*	250	782
Spartech Corp.*	127	773
Metals USA Holdings Corp.*	49	730
Landec Corp.*	110	726
Midway Gold Corp.*	330	647
AEP Industries, Inc.*	20	584
KMG Chemicals, Inc.	30	505
Chase Corp.	30	503
NL Industries, Inc.	26	477
Revett Minerals, Inc.*	100	451
US Energy Corp.*	100	427
Handy & Harman Ltd.*	20	308
United States Lime & Minerals, Inc.*	7	287
Verso Paper Corp.*	60	161

Total Materials		258,742

CONSUMER STAPLES - 0.4%
Ruddick Corp.	205	8,926
Darling International, Inc.*	490	8,673
Nu Skin Enterprises, Inc. — Class A	227	8,524
United Natural Foods, Inc.*	199	8,491
TreeHouse Foods, Inc.*	147	8,028
Casey’s General Stores, Inc.	160	7,040
Diamond Foods, Inc.	90	6,871
Hain Celestial Group, Inc.*	150	5,004
Lancaster Colony Corp.	78	4,744
Fresh Market, Inc.*	120	4,642
Snyders-Lance, Inc.	200	4,326
Sanderson Farms, Inc.	90	4,300
B&G Foods, Inc. — Class A	200	4,124
Fresh Del Monte Produce, Inc.	150	4,001
Universal Corp.	100	3,767
Pricesmart, Inc.	70	3,586
Vector Group Ltd.	190	3,380
Andersons, Inc.	80	3,380
Central European Distribution Corp.*	300	3,360
Rite Aid Corp.*	2,471	3,286
J&J Snack Foods Corp.	60	2,991
Tootsie Roll Industries, Inc.	100	2,926
Elizabeth Arden, Inc.*	100	2,903
WD-40 Co.	70	2,733
Boston Beer Company, Inc. — Class A*	30	2,688
Prestige Brands Holdings, Inc.*	207	2,658
Chiquita Brands International, Inc.*	190	2,474
Heckmann Corp.*	390	2,356
Spectrum Brands Holdings, Inc.*	70	2,240
Star Scientific, Inc.*	453	2,038
Weis Markets, Inc.	50	2,037
Central Garden and Pet Co. — Class A*	200	2,030
Dole Food Company, Inc.*	150	2,028
Winn-Dixie Stores, Inc.*	230	1,944
Pantry, Inc.*	98	1,841
Nash Finch Co.	50	1,790
Cal-Maine Foods, Inc.	56	1,790
Spartan Stores, Inc.	90	1,758
Inter Parfums, Inc.	70	1,612
Medifast, Inc.*	60	1,424
Smart Balance, Inc.*	250	1,295
Coca-Cola Bottling Company Consolidated	18	1,218
Alliance One International, Inc.*	360	1,163
Pilgrim’s Pride Corp.*	210	1,136
Omega Protein Corp.*	80	1,104
Calavo Growers, Inc.	50	1,053
Seneca Foods Corp. — Class A*	40	1,023
Nature’s Sunshine Products, Inc.*	50	974
USANA Health Sciences, Inc.*	30	938
Imperial Sugar Co.	46	920
Revlon, Inc. — Class A*	50	840
Ingles Markets, Inc. — Class A	50	827
Village Super Market, Inc. — Class A	27	748
Primo Water Corp.*	50	719
National Beverage Corp.	49	718
Synutra International, Inc.*	70	687
Limoneira Co.	30	678
Nutraceutical International Corp.*	39	600
Schiff Nutrition International, Inc.	49	548
Susser Holdings Corp.*	30	472
MGP Ingredients, Inc.	50	435
Oil-Dri Corporation of America	20	428
Female Health Co.	80	400
Craft Brewers Alliance, Inc.*	40	344
Griffin Land & Nurseries, Inc.	10	325
Farmer Brothers Co.	26	264
Alico, Inc.	10	256
Harbinger Group, Inc.*	38	232
Lifeway Foods, Inc.*	20	224

Total Consumer Staples		173,283

UTILITIES - 0.4%
Nicor, Inc.	190	10,400
Piedmont Natural Gas Company, Inc.	300	9,078
Cleco Corp.	260	9,061
IDACORP, Inc.	210	8,295
Portland General Electric Co.	320	8,090
WGL Holdings, Inc.	210	8,083
New Jersey Resources Corp.	170	7,584
Southwest Gas Corp.	190	7,336
South Jersey Industries, Inc.	128	6,952
UIL Holdings Corp.	210	6,793

70 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Avista Corp.	240	$6,166
PNM Resources, Inc.	360	6,026
El Paso Electric Co.	180	5,814
Unisource Energy Corp.	150	5,599
Allete, Inc.	130	5,335
Black Hills Corp.	170	5,115
Northwest Natural Gas Co.	110	4,964
NorthWestern Corp.	148	4,900
Atlantic Power Corp.	290	4,414
MGE Energy, Inc.	100	4,053
CH Energy Group, Inc.	70	3,728
Empire District Electric Co.	184	3,544
Laclede Group, Inc.	90	3,405
California Water Service Group	168	3,143
Otter Tail Corp.	148	3,123
American States Water Co.	80	2,773
Dynegy, Inc. — Class A*	430	2,662
Central Vermont Public Service Corp.	60	2,169
Ormat Technologies, Inc.	80	1,761
SJW Corp.	60	1,454
Chesapeake Utilities Corp.	36	1,441
Unitil Corp.	50	1,315
Middlesex Water Co.	70	1,301
Connecticut Water Service, Inc.	39	998
York Water Co.	47	778
Pennichuck Corp.	20	575
Consolidated Water Company Ltd.	60	557
Artesian Resources Corp. — Class A	30	541
Cadiz, Inc.*	47	510

Total Utilities		169,836

TELECOMMUNICATION SERVICES - 0.2%
AboveNet, Inc.	100	7,046
Global Crossing, Ltd.*	130	4,989
Leap Wireless International, Inc.*	260	4,220
Cogent Communications Group, Inc.*	190	3,232
Cincinnati Bell, Inc.*	830	2,756
NTELOS Holdings Corp.	130	2,655
Vonage Holdings Corp.*	580	2,558
PAETEC Holding Corp.*	530	2,539
Neutral Tandem, Inc.*	140	2,439
Consolidated Communications Holdings, Inc.	108	2,099
General Communication, Inc. — Class A*	170	2,052
Premiere Global Services, Inc.*	220	1,756
ICO Global Communications Holdings Ltd.*	630	1,745
Shenandoah Telecommunications Co.	100	1,702
Alaska Communications Systems Group, Inc.	190	1,685
IDT Corp. — Class B	60	1,621
Iridium Communications, Inc.*	180	1,557
Atlantic Tele-Network, Inc.	40	1,534
Cbeyond, Inc.*	115	1,521
USA Mobility, Inc.	90	1,373
8x8, Inc.*	260	1,271
SureWest Communications	60	1,003
Fairpoint Communications, Inc.*	90	829
HickoryTech Corp.	60	713
Towerstream Corp.*	140	699
inContact, Inc.*	130	617
Globalstar, Inc.*	430	529
Boingo Wireless, Inc.*	20	182

Total Telecommunication Services		56,922

Total Common Stocks (Cost $2,543,248)		5,231,063

RIGHTS†† - 0.0%
BlueLinx Holdings, Inc. Expires 07/25/11	50	9

Total Rights (Cost $14)		9

	FACE
	AMOUNT
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	133

Total Corporate Bonds (Cost $0)		133

REPURCHASE AGREEMENTS††,1 - 131.1%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	21,042,355	21,042,355
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	19,832,588	19,832,588
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	10,819,397	10,819,397

Total Repurchase Agreements (Cost $51,694,340)		51,694,340

Total Investments - 144.4% (Cost $54,237,602)		$56,925,545

Liabilities, Less Cash & Other Assets – (44.4)%		(17,497,442)

Total Net Assets - 100.0%		$39,428,103

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report | 71

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $21,686,980)	263	$861,213

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11[3] (Notional Value $47,178,543)	57,018	1,093,740
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11[3] (Notional Value $1,121,785)	1,356	40,769
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[3] (Notional Value $3,862,476)	4,668	35,188

(Total Notional Value $52,162,804)		$1,169,697

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc —	Public Limited Company

REIT —	Real Estate Investment Trust

72 | the RYDEX | SGI dynamic funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $2,543,262)	$5,231,205
Repurchase agreements, at value (cost 51,694,340)	51,694,340
Segregated cash with broker	1,854,646
Unrealized appreciation on swap agreements	1,169,697
Receivable for swap settlement	226,725
Receivables:
Variation margin	285,762
Securities sold	1,994
Fund shares sold	5,602,124
Dividends	6,259
Other	15,902

Total assets	66,088,654

Liabilities:
Payable for:
Fund shares redeemed	26,600,844
Management fees	33,860
Transfer agent and administrative fees	9,406
Distribution and service fees	10,798
Portfolio accounting fees	5,643

Total liabilities	26,660,551

Net Assets	$39,428,103

Net Assets Consist Of:
Paid in capital	$48,322,889
Accumulated net investment loss	(398,005)
Accumulated net realized loss on investments	(13,215,634)
Net unrealized appreciation on investments	4,718,853

Net assets	$39,428,103

A-Class:
Net assets	$4,527,157
Capital shares outstanding	24,289
Net asset value per share	$186.39

Maximum offering price per share (Net asset value divided by 95.25%)	$195.69

C-Class:
Net assets	$2,265,183
Capital shares outstanding	12,643
Net asset value per share	$179.17

H-Class:
Net assets	$32,635,763
Capital shares outstanding	175,126
Net asset value per share	$186.36

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $5)	$57,537
Interest	11,010

Total investment income	68,547

Expenses:
Management fees	218,054
Transfer agent and administrative fees	60,571
Distribution and service fees:
A-Class	4,608
C-Class	11,963
H-Class	52,972
Portfolio accounting fees	36,343
Trustees’ fees*	2,020
Registration fees	58,837
Miscellaneous	17,279

Total expenses	462,647

Net investment loss	(394,100)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,913,017
Swap agreements	3,607,678
Futures contracts	348,221

Net realized gain	6,868,916

Net change in unrealized appreciation (depreciation) on:
Investments	(2,418,224)
Swap agreements	1,741,008
Futures contracts	842,365

Net change in unrealized appreciation (depreciation)	165,149

Net realized and unrealized gain	7,034,065

Net increase in net assets resulting from operations	$6,639,965

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report 73

RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(394,100)	$(489,793)
Net realized gain on investments	6,868,916	15,496,649
Net change in unrealized appreciation (depreciation) on investments	165,149	(2,234,772)

Net increase in net assets resulting from operations	6,639,965	12,772,084

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
A-Class	4,895,120	8,921,791
C-Class	73,058,950	119,140,084
H-Class	905,069,088	1,498,768,802
Cost of shares redeemed
A-Class	(3,892,467)	(8,383,748)
C-Class	(72,656,555)	(121,055,801)
H-Class	(918,523,248)	(1,492,142,707)

Net increase (decrease) from capital share transactions	(12,049,112)	5,248,421

Net increase (decrease) in net assets	(5,409,147)	18,020,505

Net Assets:
Beginning of period	44,837,250	26,816,745

End of period	$39,428,103	$44,837,250

Accumulated net investment loss at end of period	$(398,005)	$(3,905)

Capital Share Activity:
Shares sold
A-Class	26,817	67,956
C-Class	416,710	971,823
H-Class	4,977,346	11,785,656
Shares redeemed
A-Class	(21,353)	(65,778)
C-Class	(415,720)	(988,424)
H-Class	(5,037,332)	(11,742,576)

Net increase (decrease) in shares	(53,532)	28,657

74 the RYDEX SGI dynamic funds semi-annual report	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009[e]	2008[e]	2007[e]	2006[b,e]
Per Share Data
Net asset value, beginning of period	$169.09	$113.55	$80.46	$239.10	$279.90	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(1.41)	(1.49)	(.83)	(.10)	3.90	.70
Net gain (loss) on investments (realized and unrealized)	18.71	57.03	33.92	(158.44)	(43.00)	33.00

Total from investment operations	17.30	55.54	33.09	(158.44)	(39.10)	33.70

Less distributions from:
Net investment income	—	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	—	(1.40)	(3.30)
Return of capital	—	—	—	(.10)	—	—

Total distributions	—	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$186.39	$169.09	$113.55	$80.46	$239.10	$279.90

Total Return[d]	10.24%	48.89%	41.13%	(66.27%)	(14.00%)	13.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,527	$3,183	$1,890	$893	$588	$595

Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.16%)	(1.00%)	(0.05%)	1.41%	0.46%
Total expenses	1.87%	1.80%	1.87%	1.75%	1.71%	1.69%

Portfolio turnover rate	5%	148%	335%	631%	833%	221%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009[e]	2008[e]	2007[e]	2006[b,e]

Per Share Data
Net asset value, beginning of period	$163.02	$110.27	$78.83	$236.20	$278.50	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(2.00)	(2.28)	(1.32)	(1.20)	1.70	(.20)
Net gain (loss) on investments (realized and unrealized)	18.15	55.03	32.76	(156.07)	(42.30)	32.50

Total from investment operations	16.15	52.75	31.44	(157.27)	(40.60)	32.30

Less distributions from:
Net investment income	—	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	—	(1.40)	(3.30)
Return of capital	—	—	—	(.10)	—	—

Total distributions	—	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$179.17	$163.02	$110.27	$78.83	$236.20	$278.50

Total Return[d]	9.92%	47.82%	39.88%	(66.58%)	(14.61%)	12.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,265	$1,900	$3,116	$1,446	$1,938	$1,100

Ratios to average net assets:
Net investment income (loss)	(2.30%)	(1.91%)	(1.77%)	(0.78%)	0.62%	(0.12%)
Total expenses	2.62%	2.56%	2.63%	2.50%	2.45%	2.44%

Portfolio turnover rate	5%	148%	335%	631%	833%	221%

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds semi-annual report 75

RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009[e]	2008[e]	2007[e]	2006[b,e]

Per Share Data
Net asset value, beginning of period	$169.09	$113.58	$80.37	$239.40	$280.00	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(1.44)	(1.57)	(.81)	.04	3.60	1.00
Net gain (loss) on investments (realized and unrealized)	18.71	57.08	34.02	(158.97)	(42.50)	32.80

Total from investment operations	17.27	55.51	33.21	(158.93)	(38.90)	33.80

Less distributions from:
Net investment income	—	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	—	(1.40)	(3.30)
Return of capital	—	—	—	(.10)	—	—

Total distributions	—	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$186.36	$169.09	$113.58	$80.37	$239.40	$280.00

Total Return[d]	10.23%	48.86%	41.32%	(66.35%)	(13.92%)	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,636	$39,755	$21,811	$26,162	$58,141	$60,668

Ratios to average net assets:
Net investment income (loss)	(1.59%)	(1.20%)	(1.00%)	0.03%	1.28%	0.67%
Total expenses	1.87%	1.81%	1.84%	1.75%	1.70%	1.70%

Portfolio turnover rate	5%	148%	335%	631%	833%	221%

a	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Since commencement of operations: May 31, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

d	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

e	Per share amounts for the period: May 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

76 | the RYDEX SGI dynamic funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
the RYDEX | SGI dynamic funds semi-annual report | 77

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 109.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$13,788,865	$13,788,865
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	12,996,116	12,996,116
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	9,289,538	9,289,538

Total Repurchase Agreements (Cost $36,074,519)		36,074,519

Total Investments - 109.8% (Cost $36,074,519)		$36,074,519

Liabilities, Less Cash & Other Assets — (9.8)%		(3,221,204)

Total Net Assets - 100.0%		$32,853,315

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $11,874,240)
	144	$(449,024)

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11[3] (Notional Value $762,314)	921	(27,733)
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11[3] (Notional Value $8,245,312)	9,965	(94,943)
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[3] (Notional Value $45,146,536)	54,562	(410,751)

(Total Notional Value $54,154,162)		$(533,427)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Repurchase Agreements — See Note 5.

2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

78 | the RYDEX SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Repurchase agreements, at value (cost $36,074,519)	$36,074,519
Segregated cash with broker	666,169
Receivables:
Fund shares sold	4,848,873

Total assets	41,589,561
Liabilities:
Unrealized depreciation on swap agreements	533,427
Payable for:
Fund shares redeemed	7,882,304
Management fees	24,571
Transfer agent and administrative fees	6,825
Distribution and service fees	8,112
Portfolio accounting fees	4,095
Swap settlement	213,715
Other	63,197

Total liabilities	8,736,246

Net Assets	$32,853,315

Net Assets Consist OF:
Paid in capital	$129,564,205
Accumulated net investment loss	(274,937)
Accumulated net realized loss on investments	(95,453,502)
Net unrealized depreciation on investments	(982,451)

Net assets	$32,853,315

A-Class:
Net assets	$1,126,654
Capital shares outstanding	185,105
Net asset value per share	$6.09

Maximum offering price per share (Net asset value divided by 95.25%)	$6.39
C-Class:
Net assets	$1,939,622
Capital shares outstanding	333,928
Net asset value per share	$5.81

H-Class:
Net assets	$29,787,039
Capital shares outstanding	4,923,102
Net asset value per share	$6.05

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

INVESTMENT INCOME:
Interest	$8,941

Total investment income	8,941

Expenses:

Management fees	132,200
Transfer agent and administrative fees	36,722
Distribution and service fees:
A-Class	1,433
C-Class	11,699
H-Class	32,365
Portfolio accounting fees	22,033
Trustees’ fees*	1,107
Registration fees	35,662
Miscellaneous	10,657

Total expenses	283,878

Net investment loss	(274,937)

Net Realized And Unrealized Gain (LOSS):
Net realized gain (loss) on:
Swap agreements	(3,712,907)
Futures contracts	(946,713)

Net realized loss	(4,659,620)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(860,057)
Futures contracts	(521,024)

Net change in unrealized appreciation (depreciation)	(1,381,081)

Net realized and unrealized loss	(6,040,701)

Net decrease in net assets resulting from operations	$(6,315,638)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI Dynamic Funds Semi-Annual Report | 79

INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES INNETASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010
Increase (DECREASE) In Net Assets From Operations:
Net investment loss	$(274,937)	$(698,326)
Net realized loss on investments	(4,659,620)	(31,045,556)
Net change in unrealized appreciation (depreciation) on investments	(1,381,081)	1,440,112

Net decrease in net assets resulting from operations	(6,315,638)	(30,303,770)

DISTRIBUTIONS TO SHAREHOLDERS	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	3,486,188	7,593,021
C-Class	93,532,250	196,599,977
H-Class	755,662,745	1,399,359,086
COST OF SHARES REDEEMED
A-Class	(2,960,327)	(6,673,703)
C-Class	(93,950,314)	(192,619,146)
H-Class	(745,353,527)	(1,390,590,604)

Net increase from capital share transactions	10,417,015	13,668,631

Net increase (decrease) in net assets	4,101,377	(16,635,139)
Net Assets:
Beginning of period	28,751,938	45,387,077

End of period	$32,853,315	$28,751,938

Accumulated net investment loss at end of period	$(274,937)	$—

Capital Share Activity:
Shares sold
A-Class	524,729	628,795
C-Class	14,990,793	18,112,690
H-Class	116,806,259	127,060,345
Shares redeemed
A-Class	(455,823)	(607,537)
C-Class	(15,056,632)	(17,863,060)
H-Class	(115,330,211)	(126,498,091)

Net increase in shares	1,479,115	833,142

80 | the RYDEX SGI dynamic funds semi-annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$7.32	$14.59	$35.62	$40.34	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.18)	(.41)	.70	1.48	.79
Net gain (loss) on investments (realized and unrealized)	(1.17)	(7.09)	(20.61)	11.41	(.69)	(9.49)

Total from investment operations	(1.23)	(7.27)	(21.02)	12.11	.79	(8.70)

Less distributions from:
Net investment income	—	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	—	(.01)	(14.72)	—	—

Total distributions	—	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$6.09	$7.32	$14.59	$35.62	$40.34	$40.73

Total Return[d]	(16.80%)	(49.83%)	(59.01%)	25.10%	2.07%	(17.39%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,127	$851	$1,385	$1,941	$40,656	$9,138

Ratios to average net assets:
Net investment income (loss)	(1.82%)	(1.65%)	(1.70%)	1.50%	3.74%	3.15%
Total expenses	1.87%	1.81%	1.83%	2.39%	2.06%	1.76%
Operating expenses[e]	1.87%	1.81%	1.83%	1.78%	1.70%	1.76%

Portfolio turnover rate	—	—	—	174%	109%	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$7.00	$14.03	$34.49	$39.87	$40.54	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.26)	(.54)	(.16)	1.08	.59
Net gain (loss) on investments (realized and unrealized)	(1.11)	(6.77)	(19.91)	11.61	(.57)	(9.48)

Total from investment operations	(1.19)	(7.03)	(20.45)	11.45	.51	(8.89)

Less distributions from:
Net investment income	—	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	—	(.01)	(14.72)	—	—

Total distributions	—	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$5.81	$7.00	$14.03	$34.49	$39.87	$40.54

Total Return[d]	(17.00%)	(50.11%)	(59.29%)	23.72%	1.39%	(17.77%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,940	$2,798	$2,107	$1,509	$3,852	$1,605

Ratios to average net assets:
Net investment income (loss)	(2.56%)	(2.39%)	(2.44%)	(0.35%)	2.81%	2.13%
Total expenses	2.62%	2.56%	2.59%	3.08%	2.66%	2.43%
Operating expenses[e]	2.62%	2.56%	2.59%	2.51%	2.44%	2.43%

Portfolio turnover rate	—	—	—	174%	109%	—

INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$7.28	$14.52	$35.50	$40.37	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.18)	(.38)	.19	1.40	.79
Net gain (loss) on investments (realized and unrealized)	(1.17)	(7.06)	(20.59)	11.77	(.58)	(9.49)

Total from investment operations	(1.23)	(7.24)	(20.97)	11.96	.82	(8.70)

Less distributions from:
Net investment income	—	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	—	(.01)	(14.72)	—	—

Total distributions	—	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$6.05	$7.28	$14.52	$35.50	$40.37	$40.73

Total Return[d]	(16.90%)	(49.86%)	(59.07%)	24.71%	2.15%	(17.39%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,787	$25,103	$41,895	$38,460	$77,331	$54,584

Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.66%)	(1.70%)	0.42%	3.60%	2.90%
Total expenses	1.87%	1.81%	1.83%	2.32%	1.91%	1.69%
Operating expenses[e]	1.87%	1.81%	1.83%	1.77%	1.71%	1.69%

Portfolio turnover rate	—	—	—	174%	109%	—

a	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Since commencement of operations: May 31, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

d	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

e	Operating expenses exclude interest and dividend expense from securities sold short.

82 | the RYDEX SGI dynamic funds semi-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies Organization
The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2011, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2011, afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquistion are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. The Funds enter into stock index futures contracts for liquidity and to gain index exposure. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
E. The Funds enter into domestic equity index swap agreements for liquidity and to gain index exposure. These swap agreements are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of their investment strategies, the Funds utilized short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
84 | the RYDEX SGI dynamic funds semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
During the period ended June 30, 2011, RDL retained sales charges of $33,755 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
S&P 500 2x Strategy Fund	$97,121,162	$2,003,891	$9,295,514	$1,931,814	$—	$110,352,381
Inverse S&P 500 2x Strategy Fund	—	—	110,243,232	—	—	110,243,232
NASDAQ-100® 2x Strategy Fund	119,266,174	527,753	26,117,946	4,681,180	—	150,593,053
Inverse NASDAQ-100® 2x Strategy Fund	—	—	65,786,615	—	—	65,786,615
Dow 2x Strategy Fund	10,087,563	76,101	16,302,156	730,180	—	27,196,000
Inverse Dow 2x Strategy Fund	—	—	36,046,216	—	—	36,046,216
Russell 2000® 2x Strategy Fund	5,231,063	861,213	51,694,482	1,169,697	—	58,956,455
Inverse Russell 2000® 2x Strategy Fund	—	—	36,074,519	—	—	36,074,519

Liabilities
Inverse S&P 500 2x Strategy Fund	$—	$3,493,983	$—	$2,052,639	$—	$5,546,622
Inverse NASDAQ-100® 2x Strategy Fund	—	119,170	—	2,622,602	—	2,741,772
Inverse Dow 2x Strategy Fund	—	274,914	—	1,088,304	—	1,363,218
Inverse Russell 2000® 2x Strategy Fund	—	449,024	—	533,427	—	982,451

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.00%			0.38%
Due 07/01/11	$101,361,800	$101,361,800	10/31/12	$103,194,700	$103,388,852
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.00%			0.00%
Due 07/01/11	95,534,308	95,534,308	05/31/12 - 06/28/12	97,622,200	97,445,072
Credit Suisse Group			U.S. Treasury Notes
0.00%			0.75% - 1.00%
Due 07/01/11	89,687,475	89,687,475	04/30/12 - 05/31/12	90,604,600	91,481,475

	$286,583,583	$286,583,583		$291,421,500	$292,315,399

86    |     the RYDEX SGI dynamic funds semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended June 30, 2011, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage of Fund’s
Fund	net assets on a daily basis
S&P 500 2x Strategy Fund	140%
Inverse S&P 500 2x Strategy Fund	200%
NASDAQ-100® 2x Strategy Fund	135%
Inverse NASDAQ-100® 2x Strategy Fund	200%
Dow 2x Strategy Fund	170%
Inverse Dow 2x Strategy Fund	200%
Russell 2000® 2x Strategy Fund	190%
Inverse Russell 2000® 2x Strategy Fund	200%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2011

S&P 500 2x Strategy Fund	$2,003,891	$1,931,814	$3,935,705
NASDAQ-100® 2x Strategy Fund	527,753	4,681,180	5,208,933
Dow 2x Strategy Fund	76,101	730,180	806,281
Russell 2000® 2x Strategy Fund	861,213	1,169,697	2,030,910

Liability Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2011

Inverse S&P 500 2x Strategy Fund	$3,493,983	$2,052,639	$5,546,622
Inverse NASDAQ-100® 2x Strategy Fund	119,170	2,622,602	2,741,772
Inverse Dow 2x Strategy Fund	274,914	1,088,304	1,363,218
Inverse Russell 2000® 2x Strategy Fund	449,024	533,427	982,451

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Net change in unrealized appreciation (depreciation) on futures contracts and swaps equity index swaps
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts*	Contracts	Total

S&P 500 2x Strategy Fund	$6,756,365	$2,850,106	$9,606,471
Inverse S&P 500 2x Strategy Fund	2,234,842	(10,286,594)	(8,051,752)
NASDAQ-100® 2x Strategy Fund	1,369,886	(4,853,711)	(3,483,825)
Inverse NASDAQ-100® 2x Strategy Fund	(612,779)	(5,593,499)	(6,206,278)
Dow 2x Strategy Fund	866,495	1,970,830	2,837,325
Inverse Dow 2x Strategy Fund	(511,421)	(3,647,783)	(4,159,204)
Russell 2000® 2x Strategy Fund	348,221	3,607,678	3,955,899
Inverse Russell 2000® 2x Strategy Fund	(946,713)	(3,712,907)	(4,659,620)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts*	Contracts	Total

S&P 500 2x Strategy Fund	$1,511,505	$1,908,486	$3,419,991
Inverse S&P 500 2x Strategy Fund	(3,466,362)	(1,983,243)	(5,449,605)
NASDAQ-100® 2x Strategy Fund	(35,830)	5,866,148	5,830,318
Inverse NASDAQ-100® 2x Strategy Fund	(174,538)	(3,190,559)	(3,365,097)
Dow 2x Strategy Fund	36,724	664,834	701,558
Inverse Dow 2x Strategy Fund	(274,780)	(988,996)	(1,263,776)
Russell 2000® 2x Strategy Fund	842,365	1,741,008	2,583,373
Inverse Russell 2000® 2x Strategy Fund	(521,024)	(860,057)	(1,381,081)
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, expired capital loss carryforward, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain

S&P 500 2x Strategy Fund	$71,803,275	$34,646,809	$(33,408)	$34,613,401
Inverse S&P 500 2x Strategy Fund	110,233,786	9,446	—	9,446
NASDAQ-100® 2x Strategy Fund	88,681,851	57,750,432	(1,048,164)	56,702,268
Inverse NASDAQ-100® 2x Strategy Fund	65,785,051	1,564	—	1,564
Dow 2x Strategy Fund	26,304,398	85,321	—	85,321
Inverse Dow 2x Strategy Fund	36,043,880	2,336	—	2,336
Russell 2000® 2x Strategy Fund	54,203,391	2,744,853	(22,698)	2,722,155
Inverse Russell 2000® 2x Strategy Fund	36,074,519	—	—	—
8. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

S&P 500 2x Strategy Fund	$101,416,290	$87,228,908
Inverse S&P 500 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	128,616,225	193,190,419
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	343,107,474	349,934,801
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	525,086	7,340,501
Inverse Russell 2000® 2x Strategy Fund	—	—
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
10. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
11. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
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OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
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RYDEX SGI PRIVACY POLICIES
Rydex Funds, Rydex | SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”)
Our Commitment to You
When you become a Rydex | SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex | SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex | SGI account application or when you request a transaction that involves Rydex and Rydex | SGI funds or one of the Rydex | SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex | SGI. For example, if you ask to transfer assets from another financial institution to Rydex | SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex | SGI investment products and services, we may share your information within the Rydex | SGI family of affiliated companies. This would include, for example, sharing your information within Rydex | SGI so we can make you aware of new Rydex and Rydex | SGI funds or the services offered through another Rydex | SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex | SGI web site offers customized features that require our use of “http cookies"—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex | SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine
92 | the RYDEX SGI dynamic funds semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
the RYDEX | SGI dynamic funds semi-annual report | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVASECF-SEMI-0611x1211

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date	September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date	September 2, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer
Date	September 2, 2011

*	Print the name and title of each signing officer under his or her signature.